UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2013

Date of reporting period: June 30, 2013

____________________

ITEM 1.  REPORT TO STOCKHOLDERS

DAVIS VARIABLE ACCOUNT FUND, INC.	Table of Contents

Management’s Discussion of Fund Performance:
Davis Value Portfolio	2
Davis Financial Portfolio	4
Davis Real Estate Portfolio	6

Fund Overview:
Davis Value Portfolio	8
Davis Financial Portfolio	9
Davis Real Estate Portfolio	10

Expense Example	11

Schedule of Investments:
Davis Value Portfolio	12
Davis Financial Portfolio	16
Davis Real Estate Portfolio	18

Statements of Assets and Liabilities	21

Statements of Operations	22

Statements of Changes in Net Assets	23

Notes to Financial Statements	25

Financial Highlights:
Davis Value Portfolio	30
Davis Financial Portfolio	31
Davis Real Estate Portfolio	32

Director Approval of Advisory Agreements	33

Directors and Officers	36

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Variable Account Fund, Inc. prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of Davis Variable Account Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Funds’ website at www.davisfunds.com, and on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management’s Discussion of Fund Performance
DAVIS VALUE PORTFOLIO

Performance Overview

Davis Value Portfolio delivered a total return on net asset value of 14.46% for the six-month period ended June 30, 2013. Over the same time period, the Standard & Poor’s 500® Index (“Index”) returned 13.82%. The sectors1 within the Index that turned in the strongest performance over the six-month period were Health Care, Consumer Discretionary, and Financials. The sectors within the Index that turned in the weakest (but still positive) performance over the six-month period were Materials, Information Technology, and Energy.

The Portfolio’s Absolute Performance

Financial companies were the most important contributor2 to the Portfolio’s absolute performance over the six-month period. American Express3, Wells Fargo, Berkshire Hathaway, and Progressive were among the most important contributors to performance. Hang Lung Group was among the most important detractors from performance.

Consumer Discretionary companies were the second most important contributor to the Portfolio’s absolute performance. Bed Bath & Beyond, Netflix, and Walt Disney were among the most important contributors to performance. Grupo Televisa was among the most important detractors from performance.

Consumer Staple companies were the third most important contributor to the Portfolio’s absolute performance. CVS Caremark and Costco Wholesale were among the most important contributors to performance. Diageo was among the most important detractors from performance.

Information Technology companies were also an important contributor to the Portfolio’s absolute performance. Google was among the most important contributors to performance. Oracle was among the most important detractors from performance.

Industrial companies were the most important detractor from the Portfolio’s absolute performance. Iron Mountain, Kuehne & Nagel International, and China Merchants Holdings International were among the most important detractors from performance.

Other important detractors from the Portfolio’s absolute performance included Rio Tinto, BHP Billiton, and Canadian Natural Resources. The Portfolio no longer owns Rio Tinto or BHP Billiton.

The Portfolio had approximately 14% of its net assets invested in foreign companies at June 30, 2013. As a whole, those companies under-performed the domestic companies held by the Portfolio.

The Portfolio’s Relative Performance

Information Technology companies were the most important contributor to the Portfolio’s performance relative to the Index over the six-month period. The Portfolio’s Information Technology companies out-performed the corresponding sector within the Index. The Portfolio also benefited from having a lower average weighting than the Index in this weaker performing sector.

Financial companies were the second most important contributor to the Portfolio’s relative performance. The Portfolio’s Financial companies slightly under-performed the corresponding sector within the Index, but benefited from having a higher average weighting than the Index in this stronger performing sector.

Industrial companies were the most important detractor from the Portfolio’s relative performance. The Portfolio’s Industrial companies under-performed the corresponding sector within the Index.

Health Care companies were the second most important detractor from the Portfolio’s relative performance. The Portfolio’s Health Care companies under-performed the corresponding sector within the Index. The Portfolio’s relative performance was also reduced by a lower average weighting in this stronger performing sector.

Davis Value Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. Davis Value Portfolio’s principal risks are: stock market risk, manager risk, common stock risk, large-capitalization companies risk, mid- and small-capitalization companies risk, headline risk,  financial services risk, foreign country risk, emerging market risk, foreign currency risk, depositary receipts risk, and fees and expenses risk. See the prospectus for a full description of each risk.

1     The companies included in the Standard & Poor’s 500® Index are divided into ten sectors. One or more industry groups make up a sector.

2     A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the Portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management’s Discussion of Fund Performance
DAVIS VALUE PORTFOLIO - (CONTINUED)

Comparison of a $10,000 investment in Davis Value Portfolio versus the Standard & Poor’s 500® Index over 10 years for an investment made on June 30, 2003

Average Annual Total Return for periods ended June 30, 2013

F Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Value Portfolio	21.32%	4.30%	6.53%	4.16%	0.62%	0.62%
Standard & Poor’s 500® Index	20.60%	7.01%	7.30%	2.99%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

The performance data for Davis Value Portfolio contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Portfolio performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management’s Discussion of Fund Performance
DAVIS FINANCIAL PORTFOLIO

Performance Overview

Davis Financial Portfolio delivered a total return on net asset value of 14.29% for the six-month period ended June 30, 2013. Over the same time period, the Standard & Poor’s 500® Index (“Index”) returned 13.82%.

The Portfolio’s Absolute Performance

Diversified Financial companies were the most important contributor1 to the Portfolio’s absolute performance over the six-month period. American Express2, Visa, Goldman Sachs Group, and Julius Baer Group were among the most important contributors to performance.

Insurance companies were the second most important contributor to the Portfolio’s absolute performance. American International Group, Markel, Progressive, Everest Re Group, and Alleghany were among the most important contributors to performance.

Banking companies also made positive contributions to the Portfolio’s absolute performance. Wells Fargo was among the most important contributors to performance. State Bank of India, ICICI Bank, and Toronto-Dominion Bank were among the most important detractors from performance.

Canadian Natural Resources and Brookfield Property Partners were among the most important detractors from the Portfolio’s performance.

The Portfolio had approximately 19% of its net assets invested in foreign companies at June 30, 2013. As a whole, those companies under-performed the domestic companies held by the Portfolio.

The Portfolio’s Relative Performance

The Portfolio out-performed the Index over the six-month period. The Portfolio’s Financial holdings under-performed the corresponding sector3 within the Index, but the Portfolio’s relative performance benefited from having a higher average weighting in the stronger performing financial sector. The Portfolio also had a limited amount of assets invested in other sectors, which contributed to overall relative performance versus the Index.

Industry groups in which the Portfolio’s holdings under-performed the corresponding industry groups within the Index were: Banking, Insurance, Diversified Financials, and Real Estate.

Davis Financial Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. Davis Financial Portfolio’s principal risks are: stock market risk, manager risk, common stock risk, large-capitalization companies risk, mid- and small-capitalization companies risk, headline risk, financial services risk, foreign country risk, emerging market risk, foreign currency risk, depositary receipts risk, concentrated portfolio risk, focused portfolio risk, interest rate sensitivity risk, credit risk, and fees and expenses risk. See the prospectus for a full description of each risk.

Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a portfolio that does not concentrate its portfolio.

1     A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the Portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

2     This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

3     The companies included in the Standard & Poor’s 500® Index are divided into ten sectors. One or more industry groups make up a sector.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management’s Discussion of Fund Performance
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)

Comparison of a $10,000 investment in Davis Financial Portfolio versus the Standard & Poor’s 500® Index over 10 years for an investment made on June 30, 2003

Average Annual Total Return for periods ended June 30, 2013

F Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Financial Portfolio	22.10%	5.78%	5.04%	3.76%	0.68%	0.68%
Standard & Poor’s 500® Index	20.60%	7.01%	7.30%	2.99%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

The performance data for Davis Financial Portfolio contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Portfolio performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management’s Discussion of Fund Performance
DAVIS REAL ESTATE PORTFOLIO

Performance Overview

Davis Real Estate Portfolio delivered a total return on net asset value of 1.98% for the six-month period ended June 30, 2013. Over the same time period, the Wilshire U.S. Real Estate Securities Index (“Index”) returned 5.89%. Every sub-industry1 within the Index delivered positive returns. Specialized REITs and Diversified REITs turned in the strongest performances while Retail REITs and Real Estate Operating Companies turned in the weakest (but still positive) performances over the six-month period.

The Portfolio’s Absolute Performance

Specialized REITs were the most important contributor2 to the Portfolio’s absolute performance over the six-month period. Ventas3, Rayonier, and Public Storage were among the most important contributors to performance. American Tower and LaSalle Hotel Properties were among the most important detractors from performance.

Office REITs were the second most important contributor to the Portfolio’s absolute performance. BioMed Realty Trust, SL Green Realty, and Alexandria Real Estate Equities were among the most important contributors to performance. Digital Realty Trust was among the most important detractors from performance.

Other important contributors to the Portfolio’s absolute performance included Forest City Enterprises, Kimco Realty, and Essex Property Trust. Other important detractors from the Portfolio’s absolute performance included American Campus Communities, Taubman Centers, and Acadia Realty Trust. The Portfolio no longer owns Kimco Realty.

The Portfolio’s Relative Performance

Office REITs were the most important detractor from the Portfolio’s performance relative to the Index over the six-month period. The Portfolio’s Office REITs under-performed the corresponding sector within the Index and had a higher average weighting.

Specialized REITs were an important detractor from the Portfolio’s relative performance. The Portfolio’s Specialized REITs under-performed the corresponding sector within the Index and relative performance was also reduced by a lower average weighting in this stronger performing sector.

Residential REITs also detracted from the Portfolio’s relative performance. The Portfolio’s Residential REITs under-performed the corresponding sector within the Index, but relative performance benefited by having a higher average weighting over the period.

Davis Real Estate Portfolio’s investment objective is total return through a combination of growth and income. There can be no assurance that the Portfolio will achieve its objective. Davis Real Estate Portfolio’s principal risks are: stock market risk, manager risk, common stock risk, large-capitalization companies risk, mid- and small-capitalization companies risk, headline risk, real estate risk, concentrated portfolio risk, focused portfolio risk, foreign country risk, depositary receipts risk, variable current income risk, and fees and expenses risk. See the prospectus for a full description of each risk.

Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a portfolio that does not concentrate its portfolio.

Davis Real Estate Portfolio is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Portfolio’s portfolio in a few companies, the Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

1   The companies included in the Wilshire U.S. Real Estate Securities Index are divided into eight sub-industries.

2     A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the Portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management’s Discussion of Fund Performance
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)

Comparison of a $10,000 investment in Davis Real Estate Portfolio versus the
Standard & Poor’s 500® Index and the Wilshire U.S. Real Estate Securities Index
over 10 years for an investment made on June 30, 2003

Average Annual Total Return for periods ended June 30, 2013

F Fund & Benchmark Indices	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Real Estate Portfolio	4.34%	3.44%	8.37%	8.51%	0.81%	0.81%
Standard & Poor’s 500® Index	20.60%	7.01%	7.30%	2.99%
Wilshire U.S. Real Estate Securities Index	8.38%	7.03%	10.88%	10.95%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities. It reflects no deduction for fees or expenses. Investments cannot be made directly in the Index.

The performance data for Davis Real Estate Portfolio contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Portfolio performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

DAVIS VARIABLE ACCOUNT FUND, INC.	Fund Overview
DAVIS VALUE PORTFOLIO	June 30, 2013 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/13 Net Assets)		(% of 06/30/13 Long-Term Portfolio)

			Fund	S&P 500®
Common Stock (U.S.)	83.75%	Diversified Financials	19.24%	7.09%
Common Stock (Foreign)	14.47%	Insurance	13.00%	4.40%
Corporate Bonds (Foreign)	0.02%	Food & Staples Retailing	10.20%	2.38%
Short-Term Investments	1.49%	Information Technology	9.80%	17.79%
Other Assets & Liabilities	0.27%	Energy	8.09%	10.53%
	100.00%	Banks	6.33%	3.01%
		Health Care	6.22%	12.72%
		Materials	5.74%	3.27%
		Food, Beverage & Tobacco	5.37%	5.77%
		Retailing	5.27%	4.40%
		Media	3.48%	3.68%
		Transportation	2.47%	1.75%
		Other	2.23%	13.29%
		Capital Goods	1.56%	7.76%
		Real Estate	1.00%	2.16%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/13 Net Assets)

American Express Co.	Consumer Finance	6.39%
Wells Fargo & Co.	Commercial Banks	6.22%
CVS Caremark Corp.	Food & Staples Retailing	5.69%
Bank of New York Mellon Corp.	Capital Markets	5.24%
Google Inc., Class A	Software & Services	4.71%
Berkshire Hathaway Inc., Class A	Property & Casualty Insurance	4.30%
Costco Wholesale Corp.	Food & Staples Retailing	4.22%
Bed Bath & Beyond Inc.	Retailing	3.22%
EOG Resources, Inc.	Energy	2.87%
Loews Corp.	Multi-line Insurance	2.54%

DAVIS VARIABLE ACCOUNT FUND, INC.	Fund Overview
DAVIS FINANCIAL PORTFOLIO	June 30, 2013 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/13 Net Assets)		(% of 06/30/13 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	78.99%	Diversified Financials	42.03%	7.09%
Common Stock (Foreign)	18.68%	Insurance	32.00%	4.40%
Short-Term Investments	2.31%	Banks	15.74%	3.01%
Other Assets & Liabilities	0.02%	Food & Staples Retailing	3.19%	2.38%
	100.00%	Energy	2.68%	10.53%
		Information Technology	2.67%	17.79%
		Retailing	1.56%	4.40%
		Real Estate	0.13%	2.16%
		Health Care	–	12.72%
		Capital Goods	–	7.76%
		Other	–	27.76%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/13 Net Assets)

American Express Co.	Consumer Finance	12.51%
Wells Fargo & Co.	Commercial Banks	9.28%
Markel Corp.	Property & Casualty Insurance	6.18%
Bank of New York Mellon Corp.	Capital Markets	5.79%
American International Group, Inc.	Multi-line Insurance	5.34%
Alleghany Corp.	Reinsurance	4.99%
Julius Baer Group Ltd.	Capital Markets	4.88%
Loews Corp.	Multi-line Insurance	4.83%
Progressive Corp.	Property & Casualty Insurance	4.58%
Visa Inc., Class A	Diversified Financial Services	4.57%

DAVIS VARIABLE ACCOUNT FUND, INC.	Fund Overview
DAVIS REAL ESTATE PORTFOLIO	June 30, 2013 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/13 Net Assets)		(% of 06/30/13 Long-Term Portfolio)

				Wilshire U.S. Real Estate Securities Index

			Fund
Common Stock (U.S.)	93.61%	Residential REITs	23.23%	18.63%
Common Stock (Foreign)	0.95%	Office REITs	23.23%	14.35%
Convertible Bonds	2.52%	Retail REITs	18.43%	24.66%
Preferred Stock	0.43%	Specialized REITs	15.54%	28.65%
Short-Term Investments	1.54%	Diversified REITs	8.87%	6.67%
Other Assets & Liabilities	0.95%	Real Estate Operating Companies	6.71%	1.51%
	100.00%	Industrial REITs	2.10%	5.19%
		Telecommunication Services	1.89%	–
		Hotels, Resorts & Cruise Lines	–	0.34%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/13 Net Assets)

Simon Property Group, Inc.	Retail REITs	8.41%
Digital Realty Trust, Inc.	Office REITs	7.46%
Forest City Enterprises, Inc., Class A	Real Estate Operating Companies	6.09%
Vornado Realty Trust	Diversified REITs	6.04%
AvalonBay Communities, Inc.	Residential REITs	5.09%
Boston Properties, Inc.	Office REITs	4.81%
Essex Property Trust, Inc.	Residential REITs	4.27%
American Tower Corp.	Specialized REITs	3.82%
American Campus Communities, Inc.	Residential REITs	3.59%
Post Properties, Inc.	Residential REITs	3.51%

DAVIS VARIABLE ACCOUNT FUND, INC.	Expense Example (Unaudited)

Example

As a shareholder of each Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each Fund is for the six-month period ended June 30, 2013. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/13)	Ending Account Value (06/30/13)	Expenses Paid During Period* (01/01/13 - 06/30/13)

Davis Value Portfolio
(annualized expense ratio 0.62%**)
Actual	$1,000.00	$1,144.55	$3.30
Hypothetical	$1,000.00	$1,021.72	$3.11

Davis Financial Portfolio
(annualized expense ratio 0.68%**)
Actual	$1,000.00	$1,142.86	$3.61
Hypothetical	$1,000.00	$1,021.42	$3.41

Davis Real Estate Portfolio
(annualized expense ratio 0.81%**)
Actual	$1,000.00	$1,019.81	$4.06
Hypothetical	$1,000.00	$1,020.78	$4.06

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to the Fund’s annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**The expense ratios reflect the impact, if any, of certain reimbursements from the Adviser.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO	June 30, 2013 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (98.22%)
CONSUMER DISCRETIONARY – (9.70%)
Automobiles & Components – (0.71%)
Harley-Davidson, Inc.	47,540	$2,606,143
Consumer Durables & Apparel – (0.40%)
Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	8,900	787,248
Hunter Douglas N.V. (Netherlands)	16,499	659,310
		1,446,558
Media – (3.42%)
Grupo Televisa S.A.B., ADR (Mexico)	34,200	849,528
Liberty Global PLC, Series C *	57,460	3,940,607
Walt Disney Co.	121,700	7,685,355
		12,475,490
Retailing – (5.17%)
Bed Bath & Beyond Inc. *	165,555	11,738,677
CarMax, Inc. *	57,240	2,642,198
Liberty Interactive Corp., Series A *	96,334	2,217,127
Liberty Ventures, Series A *	6,479	550,035
Netflix Inc. *	5,030	1,062,286
Tiffany & Co.	9,050	659,202
		18,869,525
	Total Consumer Discretionary	35,397,716
CONSUMER STAPLES – (15.29%)
Food & Staples Retailing – (10.02%)
Costco Wholesale Corp.	139,100	15,383,069
CVS Caremark Corp.	362,788	20,744,218
Sysco Corp.	12,020	410,603
		36,537,890
Food, Beverage & Tobacco – (5.27%)
Coca-Cola Co.	108,450	4,349,930
Diageo PLC, ADR (United Kingdom)	63,733	7,326,108
Heineken Holding N.V. (Netherlands)	66,921	3,754,777
Nestle S.A. (Switzerland)	5,130	336,460
Philip Morris International Inc.	40,060	3,469,997
		19,237,272
	Total Consumer Staples	55,775,162
ENERGY – (7.95%)
Canadian Natural Resources Ltd. (Canada)	303,920	8,588,779
Devon Energy Corp.	6,130	318,025
EOG Resources, Inc.	79,550	10,475,144
Occidental Petroleum Corp.	65,320	5,828,504
Schlumberger Ltd.	30,400	2,178,464
Transocean Ltd.	33,794	1,620,422
	Total Energy	29,009,338
FINANCIALS – (38.88%)
Banks – (6.22%)
Commercial Banks – (6.22%)
Wells Fargo & Co.	549,394	22,673,490

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	June 30, 2013 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (18.91%)
Capital Markets – (10.68%)
Ameriprise Financial, Inc.	26,370	$2,132,806
Bank of New York Mellon Corp.	681,400	19,113,270
Brookfield Asset Management Inc., Class A (Canada)	112,010	4,034,600
Charles Schwab Corp.	158,970	3,374,933
Goldman Sachs Group, Inc.	13,030	1,970,788
Julius Baer Group Ltd. (Switzerland)	213,361	8,332,949
		38,959,346
Consumer Finance – (6.39%)
American Express Co.	311,619	23,296,636
Diversified Financial Services – (1.84%)
CME Group Inc.	7,570	574,790
JPMorgan Chase & Co.	52,918	2,793,541
Visa Inc., Class A	18,240	3,333,360
		6,701,691
		68,957,673
Insurance – (12.77%)
Multi-line Insurance – (3.26%)
Fairfax Financial Holdings Ltd. (Canada)	4,230	1,650,017
Fairfax Financial Holdings Ltd., 144A (Canada)(a)	2,490	979,167
Loews Corp.	208,850	9,272,940
		11,902,124
Property & Casualty Insurance – (7.69%)
ACE Ltd.	36,920	3,303,602
Berkshire Hathaway Inc., Class A *	93	15,679,800
Markel Corp. *	1,290	679,766
Progressive Corp.	329,970	8,387,837
		28,051,005
Reinsurance – (1.82%)
Alleghany Corp. *	15,571	5,968,520
Everest Re Group, Ltd.	5,190	665,669
		6,634,189
		46,587,318
Real Estate – (0.98%)
Brookfield Property Partners L.P.	6,429	130,509
Hang Lung Group Ltd. (Hong Kong)	643,000	3,457,056
		3,587,565
	Total Financials	141,806,046
HEALTH CARE – (6.12%)
Health Care Equipment & Services – (5.75%)
Express Scripts Holding Co. *	119,700	7,385,490
Laboratory Corp. of America Holdings *	52,010	5,206,201
UnitedHealth Group Inc.	128,150	8,391,262
		20,982,953
Pharmaceuticals, Biotechnology & Life Sciences – (0.37%)
Agilent Technologies, Inc.	30,970	1,324,277
	Total Health Care	22,307,230

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	June 30, 2013 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (4.88%)
Capital Goods – (1.53%)
Emerson Electric Co.	26,200	$1,428,948
PACCAR Inc.	67,620	3,628,827
Schneider Electric S.A. (France)	7,170	520,119
		5,577,894
Commercial & Professional Services – (0.92%)
Iron Mountain Inc.	126,674	3,370,795
Transportation – (2.43%)
China Merchants Holdings International Co., Ltd. (China)	1,620,928	5,047,081
Kuehne & Nagel International AG (Switzerland)	34,733	3,813,257
		8,860,338
	Total Industrials	17,809,027
INFORMATION TECHNOLOGY – (9.63%)
Semiconductors & Semiconductor Equipment – (1.88%)
Intel Corp.	39,980	968,515
Texas Instruments Inc.	169,120	5,890,450
		6,858,965
Software & Services – (7.37%)
Activision Blizzard, Inc.	182,970	2,608,237
Google Inc., Class A *	19,520	17,172,037
International Business Machines Corp.	5,700	1,089,327
Microsoft Corp.	88,210	3,046,332
Oracle Corp.	96,550	2,965,051
		26,880,984
Technology Hardware & Equipment – (0.38%)
Hewlett-Packard Co.	56,061	1,390,313
	Total Information Technology	35,130,262
MATERIALS – (5.62%)
Air Products and Chemicals, Inc.	73,680	6,746,878
Ecolab Inc.	42,700	3,637,613
Emerald Plantation Holdings Ltd. (China)*	112,030	29,128
Martin Marietta Materials, Inc.	9,110	896,606
Monsanto Co.	56,000	5,532,800
Potash Corp. of Saskatchewan Inc. (Canada)	54,222	2,067,485
Praxair, Inc.	13,670	1,574,237
	Total Materials	20,484,747
TELECOMMUNICATION SERVICES – (0.15%)
America Movil S.A.B. de C.V., Series L, ADR (Mexico)	25,680	558,540
	Total Telecommunication Services	558,540
TOTAL COMMON STOCK – (Identified cost $200,392,887)		358,278,068
CORPORATE BONDS – (0.02%)
MATERIALS – (0.02%)
Emerald Plantation Holdings Ltd., Sr. Notes, 6.00%/8.00%, 01/30/20 (China)(b)	$121,113	69,839
TOTAL CORPORATE BONDS – (Identified cost $515,196)		69,839

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	June 30, 2013 (Unaudited)

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (1.49%)
Goldman, Sachs & Co. Joint Repurchase Agreement, 0.12%, 07/01/13, dated 06/28/13, repurchase value of $631,006 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.778%-3.50%, 04/01/32-02/01/42, total market value $643,620)	$631,000	$631,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.14%, 07/01/13, dated 06/28/13, repurchase value of $4,830,056 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-5.00%, 08/20/40-05/15/43, total market value $4,926,600)	4,830,000	4,830,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $5,461,000)	5,461,000
	Total Investments – (99.73%) – (Identified cost $206,369,083) – (c)	363,808,907
	Other Assets Less Liabilities – (0.27%)	970,179
Net Assets – (100.00%)		$364,779,086

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $979,167 or 0.27% of the Fund's net assets as of June 30, 2013.

(b)
Represents a PIK Toggle Note: PIK (Pay-In-Kind) toggle notes pay interest in cash at one rate or, at the company's option, pay interest in additional PIK toggle notes. The interest paid in additional notes is set at a higher rate than the cash interest rate.

(c)	Aggregate cost for federal income tax purposes is $207,955,910. At June 30, 2013 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$156,713,488
	Unrealized depreciation	(860,491)
	Net unrealized appreciation	$155,852,997

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO	June 30, 2013 (Unaudited)

	Shares/Units	Value (Note 1)
COMMON STOCK – (97.67%)
CONSUMER DISCRETIONARY – (1.52%)
Retailing – (1.52%)
Bed Bath & Beyond Inc. *	15,900	$1,127,390
	Total Consumer Discretionary	1,127,390
CONSUMER STAPLES – (3.12%)
Food & Staples Retailing – (3.12%)
CVS Caremark Corp.	40,480	2,314,647
	Total Consumer Staples	2,314,647
ENERGY – (2.62%)
Canadian Natural Resources Ltd. (Canada)	68,790	1,944,005
	Total Energy	1,944,005
FINANCIALS – (87.80%)
Banks – (15.37%)
Commercial Banks – (15.37%)
ICICI Bank Ltd., ADR (India)	15,750	602,438
State Bank of India Ltd., GDR (India)	45,148	3,020,401
Toronto-Dominion Bank (Canada)	9,330	749,852
U.S. Bancorp	3,900	140,985
Wells Fargo & Co.	166,890	6,887,550
		11,401,226
Diversified Financials – (41.04%)
Capital Markets – (22.16%)
Ameriprise Financial, Inc.	14,740	1,192,171
Bank of New York Mellon Corp.	153,130	4,295,297
Brookfield Asset Management Inc., Class A (Canada)	83,100	2,993,262
Charles Schwab Corp.	13,000	275,990
Goldman Sachs Group, Inc.	16,890	2,554,613
Julius Baer Group Ltd. (Switzerland)	92,754	3,622,566
Oaktree Capital Group LLC, Class A	28,700	1,508,185
		16,442,084
Consumer Finance – (12.82%)
American Express Co.	124,110	9,278,463
First Marblehead Corp. *	194,994	230,093
		9,508,556
Diversified Financial Services – (6.06%)
Bank of America Corp.	14,486	186,290
Cielo S.A. (Brazil)	36,720	921,559
Visa Inc., Class A	18,560	3,391,840
		4,499,689
		30,450,329
Insurance – (31.26%)
Multi-line Insurance – (10.17%)
American International Group, Inc. *	88,600	3,960,420
Loews Corp.	80,610	3,579,084
		7,539,504
Property & Casualty Insurance – (11.77%)
ACE Ltd.	8,430	754,316
Markel Corp. *	8,695	4,581,830

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)	June 30, 2013 (Unaudited)

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Property & Casualty Insurance – (Continued)
	Progressive Corp.	133,655	$3,397,510
			8,733,656
	Reinsurance – (9.32%)
	Alleghany Corp. *	9,663	3,703,925
	Everest Re Group, Ltd.	25,040	3,211,630
			6,915,555
			23,188,715
Real Estate – (0.13%)
	Brookfield Property Partners L.P.	4,769	96,811
	Total Financials		65,137,081
INFORMATION TECHNOLOGY – (2.61%)
Software & Services – (2.61%)
	Google Inc., Class A *	2,200	1,935,373
	Total Information Technology		1,935,373
	TOTAL COMMON STOCK – (Identified cost $47,677,797)		72,458,496
SHORT-TERM INVESTMENTS – (2.31%)
Goldman, Sachs & Co. Joint Repurchase Agreement, 0.12%, 07/01/13, dated 06/28/13, repurchase value of $197,002 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.778%-3.50%, 04/01/32-02/01/42, total market value $200,940)		$197,000	197,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.14%, 07/01/13, dated 06/28/13, repurchase value of $1,513,018 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-5.00%, 08/20/40-05/15/43, total market value $1,543,260)		1,513,000	1,513,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,710,000)		1,710,000
	Total Investments – (99.98%) – (Identified cost $49,387,797) – (a)		74,168,496
	Other Assets Less Liabilities – (0.02%)		16,617
	Net Assets – (100.00%)		$74,185,113

ADR: American Depositary Receipt

GDR: Global Depositary Receipt

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $49,741,054. At June 30, 2013 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$28,334,856
	Unrealized depreciation		(3,907,414)
	Net unrealized appreciation		$24,427,442

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO	June 30, 2013 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (94.56%)
FINANCIALS – (92.72%)
Real Estate – (92.72%)
Real Estate Investment Trusts (REITs) – (86.63%)
Diversified REITs – (8.64%)
British Land Co. PLC (United Kingdom)	9,270	$79,872
Land Securities Group PLC (United Kingdom)	7,510	100,973
Liberty Property Trust	13,360	493,786
Vornado Realty Trust	18,850	1,561,722
		2,236,353
Industrial REITs – (2.04%)
DCT Industrial Trust Inc.	18,340	131,131
EastGroup Properties, Inc.	7,070	397,829
		528,960
Office REITs – (20.16%)
Alexandria Real Estate Equities, Inc.	7,410	486,986
BioMed Realty Trust, Inc.	5,940	120,166
Boston Properties, Inc.	11,800	1,244,546
Corporate Office Properties Trust	20,170	514,335
Digital Realty Trust, Inc.	31,635	1,929,735
DuPont Fabros Technology Inc.	21,020	507,633
SL Green Realty Corp.	4,680	412,729
		5,216,130
Residential REITs – (22.66%)
American Campus Communities, Inc.	22,840	928,674
AvalonBay Communities, Inc.	9,760	1,316,722
BRE Properties, Inc.	13,550	677,771
Campus Crest Communities, Inc.	21,270	245,456
Education Realty Trust, Inc.	66,420	679,477
Essex Property Trust, Inc.	6,950	1,104,494
Post Properties, Inc.	18,370	909,131
		5,861,725
Retail REITs – (17.98%)
Acadia Realty Trust	5,460	134,807
CBL & Associates Properties, Inc.	17,810	381,490
DDR Corp.	17,940	298,701
Federal Realty Investment Trust	6,450	668,736
General Growth Properties, Inc.	23,700	470,919
Hammerson PLC (United Kingdom)	8,770	65,000
Simon Property Group, Inc.	13,772	2,174,874
Taubman Centers, Inc.	6,070	456,161
		4,650,688
Specialized REITs – (15.15%)
American Tower Corp.	13,510	988,527
Host Hotels & Resorts Inc.	28,870	487,037
LaSalle Hotel Properties	32,030	791,141
Public Storage	4,150	636,319
Rayonier Inc.	5,990	331,786
Sunstone Hotel Investors, Inc. *	13,090	158,127

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	June 30, 2013 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
Real Estate Investment Trusts (REITs) – (Continued)
Specialized REITs – (Continued)
Ventas, Inc.	7,600	$527,896
		3,920,833
		22,414,689
Real Estate Management & Development – (6.09%)
Real Estate Operating Companies – (6.09%)
Forest City Enterprises, Inc., Class A *	87,920	1,574,647
	Total Financials	23,989,336
TELECOMMUNICATION SERVICES – (1.84%)
SBA Communications Corp., Class A *	6,440	477,365
	Total Telecommunication Services	477,365
	TOTAL COMMON STOCK – (Identified cost $23,490,945)	24,466,701
PREFERRED STOCK – (0.43%)
FINANCIALS – (0.43%)
Real Estate – (0.43%)
Real Estate Investment Trusts (REITs) – (0.43%)
Office REITs – (0.43%)
DuPont Fabros Technology Inc., 7.625%, Series B	4,300	109,704
	TOTAL PREFERRED STOCK – (Identified cost $107,500)	109,704
CONVERTIBLE BONDS – (2.52%)
FINANCIALS – (2.52%)
Real Estate – (2.52%)
Real Estate Investment Trusts (REITs) – (2.06%)
Office REITs – (2.06%)
Digital Realty Trust, L.P., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (a)	$344,000	534,060
Real Estate Management & Development – (0.46%)
Real Estate Operating Companies – (0.46%)
Forest City Enterprises, Inc., Conv. Sr. Notes, 5.00%, 10/15/16	80,000	118,800
	Total Financials	652,860
	TOTAL CONVERTIBLE BONDS – (Identified cost $424,000)	652,860
SHORT-TERM INVESTMENTS – (1.54%)
Goldman, Sachs & Co. Joint Repurchase Agreement, 0.12%, 07/01/13, dated 06/28/13, repurchase value of $46,000 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.778%-3.50%, 04/01/32-02/01/42, total market value $46,920)	46,000	46,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.14%, 07/01/13, dated 06/28/13, repurchase value of $352,004 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-5.00%, 08/20/40-05/15/43, total market value $359,040)	352,000	352,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $398,000)	398,000

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	June 30, 2013 (Unaudited)

	Total Investments – (99.05%) – (Identified cost $24,420,445) – (b)	$25,627,265
	Other Assets Less Liabilities – (0.95%)	246,454
	Net Assets – (100.00%)	$25,873,719

*	Non-Income producing security.

(a)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $534,060 or 2.06% of the Fund's net assets as of June 30, 2013.

(b)	Aggregate cost for federal income tax purposes is $24,496,603. At June 30, 2013 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$1,588,873
	Unrealized depreciation	(458,211)
	Net unrealized appreciation	$1,130,662

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Statements of Assets and Liabilities
At June 30, 2013 (Unaudited)

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
ASSETS:
Investments in securities at value* (see accompanying Schedules of Investments)	$363,808,907	$74,168,496	$25,627,265
Cash	1,950	1,426	1,461
Receivables:
Capital stock sold	524,270	7,853	8,559
Dividends and interest	500,367	68,814	91,481
Investment securities sold	643,638	–	178,113
Prepaid expenses	2,622	460	243
Total assets	365,481,754	74,247,049	25,907,122
LIABILITIES:
Payables:
Capital stock redeemed	391,566	7,204	98
Investment securities purchased	100,053	–	–
Accrued audit fees	9,280	8,020	8,020
Accrued custodian fees	12,368	4,000	4,875
Accrued investment advisory fees	172,560	35,169	14,067
Other accrued expenses	16,841	7,543	6,343
Total liabilities	702,668	61,936	33,403

NET ASSETS	$364,779,086	$74,185,113	$25,873,719

SHARES OUTSTANDING	29,167,587	5,619,663	2,347,945

NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$12.51	$13.20	$11.02

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$29,168	$5,620	$2,348
Additional paid-in capital	188,499,625	50,655,349	30,143,052
Undistributed net investment income	2,228,736	452,627	401,167
Accumulated net realized gains (losses) from investments and foreign currency transactions	16,585,801	(1,708,954)	(5,879,646)
Net unrealized appreciation on investments and foreign currency transactions	157,435,756	24,780,471	1,206,798
Net Assets	$364,779,086	$74,185,113	$25,873,719

*Including:
Cost of investments	$206,369,083	$49,387,797	$24,420,445

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Statements of Operations
For the six months ended June 30, 2013 (Unaudited)

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
INVESTMENT INCOME:
Income:
Dividends*	$3,083,898	$710,331	$382,527
Interest	7,291	672	12,775
Total income	3,091,189	711,003	395,302

Expenses:
Investment advisory fees (Note 3)	1,002,790	200,681	76,039
Custodian fees	34,395	12,181	11,474
Transfer agent fees	8,692	5,210	2,908
Audit fees	10,680	9,420	9,420
Legal fees	5,871	1,170	445
Accounting fees (Note 3)	3,000	1,002	1,002
Reports to shareholders	15,000	4,125	240
Directors’ fees and expenses	42,932	10,779	5,841
Registration and filing fees	150	31	11
Miscellaneous	8,980	4,852	4,324
Total expenses	1,132,490	249,451	111,704
Net investment income	1,958,699	461,552	283,598

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	14,759,569	810,045	2,840,794
Foreign currency transactions	(961)	(637)	(482)
Net realized gain	14,758,608	809,408	2,840,312
Net increase (decrease) in unrealized appreciation	32,215,100	8,273,395	(2,512,514)
Net realized and unrealized gain on investments and foreign currency transactions	46,973,708	9,082,803	327,798
Net increase in net assets resulting from operations	$48,932,407	$9,544,355	$611,396

*Net of foreign taxes withheld as follows	$89,595	$26,664	$134

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Statements of Changes in Net Assets
For the six months ended June 30, 2013 (Unaudited)

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
OPERATIONS:
Net investment income	$1,958,699	$461,552	$283,598
Net realized gain from investments and foreign currency transactions	14,758,608	809,408	2,840,312
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	32,215,100	8,273,395	(2,512,514)
Net increase in net assets resulting from operations	48,932,407	9,544,355	611,396

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	–	(61,581)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(29,709,198)	(2,613,816)	(2,744,409)
Total increase (decrease) in net assets	19,223,209	6,930,539	(2,194,594)

NET ASSETS:
Beginning of period	345,555,877	67,254,574	28,068,313
End of period*	$364,779,086	$74,185,113	$25,873,719

*Including undistributed net investment income of	$2,228,736	$452,627	$401,167

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Statements of Changes in Net Assets
For the year ended December 31, 2012

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
OPERATIONS:
Net investment income	$5,794,285	$647,408	$421,084
Net realized gain (loss) from investments and foreign currency transactions	12,127,560	(277,010)	3,153,449
Net increase in unrealized appreciation on investments and foreign currency transactions	25,803,494	10,754,760	616,385
Net increase in net assets resulting from operations	43,725,339	11,125,158	4,190,918

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(5,672,379)	(1,319,573)	(285,310)
Realized gains from investment transactions	(20,797,749)	(7,861)	–
Return of capital	–	(411,358)	–

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(23,067,869)	(2,965,665)	(62,833)
Total increase (decrease) in net assets	(5,812,658)	6,420,701	3,842,775

NET ASSETS:
Beginning of year	351,368,535	60,833,873	24,225,538
End of year*	$345,555,877	$67,254,574	$28,068,313

*Including undistributed (overdistributed) net investment income of	$270,037	$(8,925)	$179,150

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements
June 30, 2013 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Davis Variable Account Fund, Inc. (a Maryland corporation), consists of three series of funds, Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio (collectively “Funds”). Davis Value Portfolio and Davis Financial Portfolio are registered under the Investment Company Act of 1940 (“40 Act”), as amended, as diversified, open-end management investment companies. Davis Real Estate Portfolio is registered under the 40 Act, as amended, as a non-diversified, open-end management investment company. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Funds. The Funds account separately for the assets, liabilities, and operations of each series. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds’ Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Funds’ Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds’ valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1	– quoted prices in active markets for identical securities
Level 2	– other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3	– significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements – (Continued)
June 30, 2013 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements - (Continued)

The following is a summary of the inputs used as of June 30, 2013 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer discretionary	$35,397,716	$1,127,390	$–
Consumer staples	55,775,162	2,314,647	–
Energy	29,009,338	1,944,005	–
Financials	141,806,046	65,137,081	24,099,040
Health care	22,307,230	–	–
Industrials	17,809,027	–	–
Information technology	35,130,262	1,935,373	–
Materials	20,455,619	–	–
Telecommunication services	558,540	–	477,365
Total Level 1	358,248,940	72,458,496	24,576,405

Level 2 – Other Significant Observable Inputs:
Equity securities:
Materials	29,128	–	–
Convertible debt securities	–	–	652,860
Corporate debt securities	69,839	–	–
Short-term securities	5,461,000	1,710,000	398,000
Total Level 2	5,559,967	1,710,000	1,050,860

Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–
Total Investments	$363,808,907	$74,168,496	$25,627,265

Level 2 to Level 1 Transfers*:
Consumer discretionary	$1,446,558	$–	$–
Consumer staples	4,091,237	–	–
Financials	11,790,005	6,642,967	–
Industrials	8,860,338	–	–
Total	$26,188,138	$6,642,967	$–

*Application of fair value procedures for securities traded on foreign exchanges triggered the transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the six months ended June 30, 2013.

Master Repurchase Agreements - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements – (Continued)
June 30, 2013 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations.

Federal Income Taxes - It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of June 30, 2013, no provision for income tax is required in the Funds’ financial statements related to these tax positions. The Funds’ federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2009.

Capital loss carryforwards with no expiration, if any, are required to be utilized before capital loss carryforwards with expiration dates. Capital losses with no expiration date will be carried forward to future years if not offset by gains. At December 31, 2012, the Funds had available for federal income tax purposes unused capital loss carryforwards as follows:

	Capital Loss Carryforwards
	Davis Financial	Davis Real Estate
	Portfolio	Portfolio

Expiring
12/31/2017	$1,935,000	$8,644,000

No Expiration
Short-term	–	–
Long-term	230,000	–
Total	$2,165,000	$8,644,000

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements – (Continued)
June 30, 2013 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, passive foreign investment company shares, and partnership income. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended June 30, 2013 were as follows:

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
Cost of purchases	$21,139,461	$–	$11,294,363
Proceeds from sales	40,016,188	3,183,483	12,627,581

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.

Certain directors and officers of the Funds are also directors and officers of the general partner of the Adviser.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser. The annual rate for each Fund is 0.55% of the average net assets.

Accounting Fees - State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Funds’ custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended June 30, 2013 for Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio amounted to $3,000, $1,002, and $1,002, respectively.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements – (Continued)
June 30, 2013 (Unaudited)

NOTE 4 - CAPITAL STOCK

At June 30, 2013, there were 5 billion shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended June 30, 2013 (Unaudited)
	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
Shares sold	512,282	261,685	80,585
Shares issued in reinvestment of distributions	–	–	5,479
	512,282	261,685	86,064
Shares redeemed	(2,966,092)	(465,375)	(329,218)
Net decrease	(2,453,810)	(203,690)	(243,154)

Proceeds from shares sold	$6,169,915	$3,350,030	$908,065
Proceeds from shares issued in reinvestment of distributions	–	–	61,581
	6,169,915	3,350,030	969,646
Cost of shares redeemed	(35,879,113)	(5,963,846)	(3,714,055)
Net decrease	$(29,709,198)	$(2,613,816)	$(2,744,409)

	Year ended December 31, 2012
	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
Shares sold	1,326,778	467,120	541,162
Shares issued in reinvestment of distributions	2,432,916	151,992	26,978
	3,759,694	619,112	568,140
Shares redeemed	(5,700,620)	(894,192)	(571,811)
Net decrease	(1,940,926)	(275,080)	(3,671)

Proceeds from shares sold	$14,903,812	$5,235,219	$5,635,306
Proceeds from shares issued in reinvestment of distributions	26,470,128	1,738,792	285,310
	41,373,940	6,974,011	5,920,616
Cost of shares redeemed	(64,441,809)	(9,939,676)	(5,983,449)
Net decrease	$(23,067,869)	$(2,965,665)	$(62,833)

NOTE 5 - BANK BORROWINGS

Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%. The Funds had no borrowings during the six months ended June 30, 2013.

DAVIS VARIABLE ACCOUNT FUND, INC.	Financial Highlights
DAVIS VALUE PORTFOLIO

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2013	Year ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.93	$10.47	$11.97	$10.75	$8.26	$14.48

Income (Loss) from Investment Operations:
Net Investment Income	0.07	0.20	0.13	0.11	0.08	0.13
Net Realized and Unrealized Gains (Losses)	1.51	1.16	(0.63)	1.26	2.49	(6.00)
Total from Investment Operations	1.58	1.36	(0.50)	1.37	2.57	(5.87)

Dividends and Distributions:
Dividends from Net Investment Income	–	(0.19)	(0.10)	(0.15)	(0.08)	(0.12)
Distributions from Realized Gains	–	(0.71)	(0.90)	–	–	(0.23)
Total Dividends and Distributions	–	(0.90)	(1.00)	(0.15)	(0.08)	(0.35)
Net Asset Value, End of Period	$12.51	$10.93	$10.47	$11.97	$10.75	$8.26

Total Returna	14.46%	13.08%	(4.18) %	12.76%	31.16%	(40.32) %

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$364,779	$345,556	$351,369	$472,734	$519,404	$333,152
Ratio of Expenses to Average Net Assets:
Gross	0.62 %b	0.64%	0.63%	0.63%	0.71%	0.82%
Netc	0.62 %b	0.64%	0.63%	0.63%	0.71%	0.82%
Ratio of Net Investment Income to Average Net Assets	1.07 %b	1.63%	1.15%	1.03%	0.97%	0.98%
Portfolio Turnover Rated	6%	10%	13%	21%	20%	17%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

b	Annualized.

c	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Financial Highlights –(Continued)
DAVIS FINANCIAL PORTFOLIO

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2013	Year ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.55	$9.98	$11.00	$9.98	$7.12	$14.27

Income (Loss) from Investment Operations:
Net Investment Income	0.08	0.12	0.14	0.12	0.05	0.08
Net Realized and Unrealized Gains (Losses)	1.57	1.75	(1.01)	0.99	2.88	(6.76)
Total from Investment Operations	1.65	1.87	(0.87)	1.11	2.93	(6.68)

Dividends and Distributions:
Dividends from Net Investment Income	–	(0.23)	(0.15)	(0.09)	(0.07)	–
Distributions from Realized Gains	–	–a	–	–	–	(0.47)
Return of Capital	–	(0.07)	–	–	–	–
Total Dividends and Distributions	–	(0.30)	(0.15)	(0.09)	(0.07)	(0.47)
Net Asset Value, End of Period	$13.20	$11.55	$9.98	$11.00	$9.98	$7.12

Total Returnb	14.29%	18.83%	(7.96) %	11.10%	41.18 %c	(46.36) %

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$74,185	$67,255	$60,834	$82,403	$87,837	$57,321
Ratio of Expenses to Average Net Assets:
Gross	0.68 %d	0.69%	0.69%	0.69%	0.78%	0.88%
Nete	0.68 %d	0.69%	0.69%	0.69%	0.78%	0.88%
Ratio of Net Investment Income to Average Net Assets	1.26 %d	0.98%	0.99%	0.99%	0.67%	0.73%
Portfolio Turnover Ratef	0%	16%	11%	2%	10%	16%

a	Less than $0.005 per share.

b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

c
Davis Financial Portfolio received a favorable class action settlement from a company that it no longer owns. This settlement had an approximate impact of 0.4% on the investment performance of the Fund in 2009. This was a one-time event that is unlikely to be repeated.

d	Annualized.

e	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

f
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Financial Highlights – (Continued)
DAVIS REAL ESTATE PORTFOLIO

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2013	Year ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.83	$9.34	$8.69	$7.40	$5.80	$11.45

Income (Loss) from Investment Operations:
Net Investment Income	0.13	0.16	0.14	0.13	0.16	0.19
Net Realized and Unrealized Gains (Losses)	0.09	1.44	0.63	1.31	1.60	(5.50)
Total from Investment Operations	0.22	1.60	0.77	1.44	1.76	(5.31)

Dividends and Distributions:
Dividends from Net Investment Income	(0.03)	(0.11)	(0.12)	(0.15)	(0.16)	(0.22)
Distributions from Realized Gains	–	–	–	–	–	(0.11)
Return of Capital	–	–	–	–	–	(0.01)
Total Dividends and Distributions	(0.03)	(0.11)	(0.12)	(0.15)	(0.16)	(0.34)
Net Asset Value, End of Period	$11.02	$10.83	$9.34	$8.69	$7.40	$5.80

Total Returna	1.98%	17.15%	8.89%	19.70%	31.73%	(46.91) %

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$25,874	$28,068	$24,226	$ 25,269	$23,566	$19,331
Ratio of Expenses to Average Net Assets:
Gross	0.81 %b	0.77%	0.81%	0.81%	0.98%	0.98%
Netc	0.81 %b	0.77%	0.81%	0.81%	0.98%	0.98%
Ratio of Net Investment Income to Average Net Assets	2.05 %b	1.55%	1.50%	1.58%	2.81%	1.84%
Portfolio Turnover Rated	44%	51%	75%	43%	70%	41%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

b	Annualized.

c	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Advisors in anticipation of the annual contract review. The Independent Directors were provided with responsive background material (including recent investment performance data), and their counsel provided guidance, prior to a separate contract review meeting held in March 2013 where the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interest of Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio and their shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and its shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.
Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversees third-party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of a fund’s results as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors are also important in assessing whether Davis Funds shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data may be informative, the judgment of the Independent Directors must take many factors, including those listed below, into consideration in representing the shareholders of the Davis Funds.  In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

The Independent Directors expect Davis Advisors to employ a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy.

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over the longer-term periods; (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

DAVIS VARIABLE ACCOUNT FUND, INC.	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules of each of the Funds, including an assessment of competitive fee schedules and review of breakpoints, if applicable.

The Independent Directors reviewed the fixed management fee for each Fund and the profitability of each Fund to Davis Advisors, the extent to which economies of scale might be realized if the Funds’ net assets increase, and whether the fixed fee reflected those potential economies of scale. The Independent Directors considered the nature, quality, and extent of the services being provided to each Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Funds, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisors’ sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised or private account fees were lower than fees paid by the Funds, the Independent Directors noted that the range of services provided to the Funds is more extensive and the risks associated with operating SEC registered, publicly traded mutual funds are greater. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues which are unique to mutual funds. In addition, the work required to service shareholders is more extensive because of the significantly greater number of shareholders and managing trading is more complex because of more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has gotten more intense.

Davis Value Portfolio

The Independent Directors noted that Davis Value Portfolio under-performed its benchmark, the Standard & Poor’s 500® Index, over the one-, three-, five-, and ten-year time periods ended February 28, 2013. The Lipper Report (prepared by an independent service provider) indicated that the Fund under-performed the Lipper Performance Universe and Lipper Category Index over the one-, two-, three-, four-, five-, and ten-year time periods ended December 31, 2012. The Fund out-performed the Standard & Poor’s 500® Index in 5 of the 9 rolling five-year time frames and its peer group in 7 of the 9 rolling five-year time frames ended December 31 for each year from 2004 through 2012. The Fund out-performed the Index in 3 of the 4 rolling ten-year time frames and its peer group in all 4 of the rolling ten-year time frames ended December 31 for each year from 2009 through 2012.

The Independent Directors considered Davis Value Portfolio’s management fee and total expense ratio. Both were reasonable and below the median ratios of its peer group as determined by Lipper.

Davis Financial Portfolio

The Independent Directors noted that Davis Financial Portfolio under-performed its benchmark, the Standard & Poor’s 500® Index, over the three-, five-, and ten-year time periods and out-performed over the one-year time period, all ended February 28, 2013. The Lipper Report (prepared by an independent service provider) indicated that the Fund out-performed the Lipper Performance Universe over the two-, three-, four-, five-, and ten-year time periods and under-performed over the one-year time period, all ended December 31, 2012. The Fund out-performed the Standard & Poor’s 500® Index in 3 of the 9 rolling five-year time frames and its peer group in all 9 of the rolling five-year time frames ended December 31 for each year from 2004 through 2012. The Fund out-performed the Index in 1 of the 4 rolling ten-year time frames and its peer group in all 4 of the rolling ten-year time frames ended December 31 for each year from 2009 through 2012.

The Independent Directors considered Davis Financial Portfolio’s management fee and total expense ratio. The management fee was reasonable and equal to the median of its peer group as determined by Lipper. The total expense ratio was reasonable and below the median ratio of its peer group as determined by Lipper.

DAVIS VARIABLE ACCOUNT FUND, INC.	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Davis Real Estate Portfolio

The Independent Directors noted that Davis Real Estate Portfolio under-performed its benchmark, the Wilshire U.S. Real Estate Securities Index, over the one-, three-, five-, and ten-year time periods ended February 28, 2013. The Lipper Report (prepared by an independent service provider) indicated that the Fund under-performed the Lipper Performance Universe over the three-, four-, five-, and ten-year time periods, out-performed over the two-year time period, and performed in-line over the one-year time period, all ended December 31, 2012. The Fund under-performed the Lipper Category Index over the five- and ten-year time periods and out-performed over the one-, two-, three- and four-year time periods, all ended December 31, 2012. The Independent Directors noted that the Fund out-performed the Wilshire U.S. Real Estate Securities Index in 1 of the 9 rolling five-year time frames and its peer group in 4 of the 9 rolling five-year time frames ended December 31 for each year from 2004 through 2012. The Fund under-performed both the Index and its peer group in all 4 of the rolling ten-year time frames ended December 31 for each year from 2009 through 2012.

The Independent Directors considered Davis Real Estate Portfolio’s management fee and total expense ratio. Both were reasonable and below the median ratios of its peer group as determined by Lipper.

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio and their shareholders, a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fees for Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio were reasonable in light of the nature, quality, and extent of the services being provided to the Funds, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of their peer groups as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interest of each Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

DAVIS VARIABLE ACCOUNT FUND, INC.	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company.	13	Director, DCT Industrial Trust (REIT); Chairman, Regional Transportation Authority of Chicago (public transportation system).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corp. (diversified financial holding company).	13	Director, Washington Post Co. (publishing company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Executive Vice President and Chief Financial Officer, CH2M-HILL Companies, Ltd. (engineering) until 2008.	13	Director, Trow Global Holdings Inc. (engineering & consulting).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007-2010.	13
Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Co., N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

DAVIS VARIABLE ACCOUNT FUND, INC.	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (publishing company).

*   Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President and Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

DAVIS VARIABLE ACCOUNT FUND INC.

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Variable Account Fund, Inc., including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Funds’ Statement of Additional Information contains additional information about the Funds’ Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Funds’ website at www.davisfunds.com. Quarterly Fact Sheets are available on the Funds’ website at www.davisfunds.com.

DAVIS VALUE PORTFOLIO	Table of Contents

Management's Discussion of Fund Performance	2

Fund Overview	4

Expense Example	5

Schedule of Investments	6

Statement of Assets and Liabilities	10

Statement of Operations	11

Statements of Changes in Net Assets	12

Notes to Financial Statements	13

Financial Highlights	17

Director Approval of Advisory Agreements	18

Directors and Officers	20

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Value Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of Davis Value Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Fund’s website at www.davisfunds.com, and on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330

DAVIS VALUE PORTFOLIO	Management’s Discussion of Fund Performance

Performance Overview

Davis Value Portfolio delivered a total return on net asset value of 14.46% for the six-month period ended June 30, 2013. Over the same time period, the Standard & Poor’s 500® Index (“Index”) returned 13.82%. The sectors1 within the Index that turned in the strongest performance over the six-month period were Health Care, Consumer Discretionary, and Financials. The sectors within the Index that turned in the weakest (but still positive) performance over the six-month period were Materials, Information Technology, and Energy.

The Portfolio’s Absolute Performance

Financial companies were the most important contributor2 to the Portfolio’s absolute performance over the six-month period. American Express3, Wells Fargo, Berkshire Hathaway, and Progressive were among the most important contributors to performance. Hang Lung Group was among the most important detractors from performance.

Consumer Discretionary companies were the second most important contributor to the Portfolio’s absolute performance. Bed Bath & Beyond, Netflix, and Walt Disney were among the most important contributors to performance. Grupo Televisa was among the most important detractors from performance.

Consumer Staple companies were the third most important contributor to the Portfolio’s absolute performance. CVS Caremark and Costco Wholesale were among the most important contributors to performance. Diageo was among the most important detractors from performance.

Information Technology companies were also an important contributor to the Portfolio’s absolute performance. Google was among the most important contributors to performance. Oracle was among the most important detractors from performance.

Industrial companies were the most important detractor from the Portfolio’s absolute performance. Iron Mountain, Kuehne & Nagel International, and China Merchants Holdings International were among the most important detractors from performance.

Other important detractors from absolute performance included Rio Tinto, BHP Billiton, and Canadian Natural Resources. The Portfolio no longer owns Rio Tinto or BHP Billiton.

The Portfolio had approximately 14% of its net assets invested in foreign companies at June 30, 2013. As a whole, those companies under-performed the domestic companies held by the Portfolio.

The Portfolio’s Relative Performance

Information Technology companies were the most important contributor to the Portfolio’s performance relative to the Index over the six-month period. The Portfolio’s Information Technology companies out-performed the corresponding sector within the Index. The Portfolio also benefited from having a lower average weighting than the Index in this weaker performing sector.

Financial companies were the second most important contributor to the Portfolio’s relative performance. The Portfolio’s Financial companies slightly under-performed the corresponding sector within the Index, but benefited from having a higher average weighting than the Index in this stronger performing sector.

Industrial companies were the most important detractor from the Portfolio’s relative performance. The Portfolio’s Industrial companies under-performed the corresponding sector within the Index.

Health Care companies were the second most important detractor from the Portfolio’s relative performance. The Portfolio’s Health Care companies under-performed the corresponding sector within the Index. The Portfolio’s relative performance was also reduced by a lower average weighting in this stronger performing sector.

Davis Value Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. Davis Value Portfolio’s principal risks are: stock market risk, manager risk, common stock risk, large-capitalization companies risk, mid- and small-capitalization companies risk, headline risk,  financial services risk, foreign country risk, emerging market risk, foreign currency risk, depositary receipts risk, and fees and expenses risk. See the prospectus for a full description of each risk.

1     The companies included in the Standard & Poor’s 500® Index are divided into ten sectors. One or more industry groups make up a sector.

2     A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the Portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

2

DAVIS VALUE PORTFOLIO	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Value Portfolio versus the Standard & Poor’s 500® Index over 10 years for an investment made on June 30, 2003

Average Annual Total Return for periods ended June 30, 2013

F Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Value Portfolio	21.32%	4.30%	6.53%	4.16%	0.62%	0.62%
Standard & Poor’s 500® Index	20.60%	7.01%	7.30%	2.99%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

The performance data for Davis Value Portfolio contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Portfolio performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

3

DAVIS VALUE PORTFOLIO	Fund Overview
June 30, 2013 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/13 Net Assets)		(% of 06/30/13 Long-Term Portfolio)

			Fund	S&P 500®
Common Stock (U.S.)	83.75%	Diversified Financials	19.24%	7.09%
Common Stock (Foreign)	14.47%	Insurance	13.00%	4.40%
Corporate Bonds (Foreign)	0.02%	Food & Staples Retailing	10.20%	2.38%
Short-Term Investments	1.49%	Information Technology	9.80%	17.79%
Other Assets & Liabilities	0.27%	Energy	8.09%	10.53%
	100.00%	Banks	6.33%	3.01%
		Health Care	6.22%	12.72%
		Materials	5.74%	3.27%
		Food, Beverage & Tobacco	5.37%	5.77%
		Retailing	5.27%	4.40%
		Media	3.48%	3.68%
		Transportation	2.47%	1.75%
		Other	2.23%	13.29%
		Capital Goods	1.56%	7.76%
		Real Estate	1.00%	2.16%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/13 Net Assets)

American Express Co.	Consumer Finance	6.39%
Wells Fargo & Co.	Commercial Banks	6.22%
CVS Caremark Corp.	Food & Staples Retailing	5.69%
Bank of New York Mellon Corp.	Capital Markets	5.24%
Google Inc., Class A	Software & Services	4.71%
Berkshire Hathaway Inc., Class A	Property & Casualty Insurance	4.30%
Costco Wholesale Corp.	Food & Staples Retailing	4.22%
Bed Bath & Beyond Inc.	Retailing	3.22%
EOG Resources, Inc.	Energy	2.87%
Loews Corp.	Multi-line Insurance	2.54%

4

DAVIS VALUE PORTFOLIO	Expense Example (Unaudited)

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended June 30, 2013. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/13)	Ending Account Value (06/30/13)	Expenses Paid During Period* (01/01/13-06/30/13)

Actual	$1,000.00	$1,144.55	$3.30
Hypothetical	$1,000.00	$1,021.72	$3.11

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.62%)**, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

5

DAVIS VALUE PORTFOLIO	Schedule of Investments
June 30, 2013 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (98.22%)
CONSUMER DISCRETIONARY – (9.70%)
Automobiles & Components – (0.71%)
Harley-Davidson, Inc.	47,540	$2,606,143
Consumer Durables & Apparel – (0.40%)
Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	8,900	787,248
Hunter Douglas N.V. (Netherlands)	16,499	659,310
		1,446,558
Media – (3.42%)
Grupo Televisa S.A.B., ADR (Mexico)	34,200	849,528
Liberty Global PLC, Series C *	57,460	3,940,607
Walt Disney Co.	121,700	7,685,355
		12,475,490
Retailing – (5.17%)
Bed Bath & Beyond Inc. *	165,555	11,738,677
CarMax, Inc. *	57,240	2,642,198
Liberty Interactive Corp., Series A *	96,334	2,217,127
Liberty Ventures, Series A *	6,479	550,035
Netflix Inc. *	5,030	1,062,286
Tiffany & Co.	9,050	659,202
		18,869,525
	Total Consumer Discretionary	35,397,716
CONSUMER STAPLES – (15.29%)
Food & Staples Retailing – (10.02%)
Costco Wholesale Corp.	139,100	15,383,069
CVS Caremark Corp.	362,788	20,744,218
Sysco Corp.	12,020	410,603
		36,537,890
Food, Beverage & Tobacco – (5.27%)
Coca-Cola Co.	108,450	4,349,930
Diageo PLC, ADR (United Kingdom)	63,733	7,326,108
Heineken Holding N.V. (Netherlands)	66,921	3,754,777
Nestle S.A. (Switzerland)	5,130	336,460
Philip Morris International Inc.	40,060	3,469,997
		19,237,272
	Total Consumer Staples	55,775,162
ENERGY – (7.95%)
Canadian Natural Resources Ltd. (Canada)	303,920	8,588,779
Devon Energy Corp.	6,130	318,025
EOG Resources, Inc.	79,550	10,475,144
Occidental Petroleum Corp.	65,320	5,828,504
Schlumberger Ltd.	30,400	2,178,464
Transocean Ltd.	33,794	1,620,422
	Total Energy	29,009,338
FINANCIALS – (38.88%)
Banks – (6.22%)
Commercial Banks – (6.22%)
Wells Fargo & Co.	549,394	22,673,490

6

DAVIS VALUE PORTFOLIO	Schedule of Investments - (Continued)
June 30, 2013 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (18.91%)
Capital Markets – (10.68%)
Ameriprise Financial, Inc.	26,370	$2,132,806
Bank of New York Mellon Corp.	681,400	19,113,270
Brookfield Asset Management Inc., Class A (Canada)	112,010	4,034,600
Charles Schwab Corp.	158,970	3,374,933
Goldman Sachs Group, Inc.	13,030	1,970,788
Julius Baer Group Ltd. (Switzerland)	213,361	8,332,949
		38,959,346
Consumer Finance – (6.39%)
American Express Co.	311,619	23,296,636
Diversified Financial Services – (1.84%)
CME Group Inc.	7,570	574,790
JPMorgan Chase & Co.	52,918	2,793,541
Visa Inc., Class A	18,240	3,333,360
		6,701,691
		68,957,673
Insurance – (12.77%)
Multi-line Insurance – (3.26%)
Fairfax Financial Holdings Ltd. (Canada)	4,230	1,650,017
Fairfax Financial Holdings Ltd., 144A (Canada)(a)	2,490	979,167
Loews Corp.	208,850	9,272,940
		11,902,124
Property & Casualty Insurance – (7.69%)
ACE Ltd.	36,920	3,303,602
Berkshire Hathaway Inc., Class A *	93	15,679,800
Markel Corp. *	1,290	679,766
Progressive Corp.	329,970	8,387,837
		28,051,005
Reinsurance – (1.82%)
Alleghany Corp. *	15,571	5,968,520
Everest Re Group, Ltd.	5,190	665,669
		6,634,189
		46,587,318
Real Estate – (0.98%)
Brookfield Property Partners L.P.	6,429	130,509
Hang Lung Group Ltd. (Hong Kong)	643,000	3,457,056
		3,587,565
	Total Financials	141,806,046
HEALTH CARE – (6.12%)
Health Care Equipment & Services – (5.75%)
Express Scripts Holding Co. *	119,700	7,385,490
Laboratory Corp. of America Holdings *	52,010	5,206,201
UnitedHealth Group Inc.	128,150	8,391,262
		20,982,953
Pharmaceuticals, Biotechnology & Life Sciences – (0.37%)
Agilent Technologies, Inc.	30,970	1,324,277
	Total Health Care	22,307,230

7

DAVIS VALUE PORTFOLIO	Schedule of Investments - (Continued)
June 30, 2013 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (4.88%)
Capital Goods – (1.53%)
Emerson Electric Co.	26,200	$1,428,948
PACCAR Inc.	67,620	3,628,827
Schneider Electric S.A. (France)	7,170	520,119
		5,577,894
Commercial & Professional Services – (0.92%)
Iron Mountain Inc.	126,674	3,370,795
Transportation – (2.43%)
China Merchants Holdings International Co., Ltd. (China)	1,620,928	5,047,081
Kuehne & Nagel International AG (Switzerland)	34,733	3,813,257
		8,860,338
	Total Industrials	17,809,027
INFORMATION TECHNOLOGY – (9.63%)
Semiconductors & Semiconductor Equipment – (1.88%)
Intel Corp.	39,980	968,515
Texas Instruments Inc.	169,120	5,890,450
		6,858,965
Software & Services – (7.37%)
Activision Blizzard, Inc.	182,970	2,608,237
Google Inc., Class A *	19,520	17,172,037
International Business Machines Corp.	5,700	1,089,327
Microsoft Corp.	88,210	3,046,332
Oracle Corp.	96,550	2,965,051
		26,880,984
Technology Hardware & Equipment – (0.38%)
Hewlett-Packard Co.	56,061	1,390,313
	Total Information Technology	35,130,262
MATERIALS – (5.62%)
Air Products and Chemicals, Inc.	73,680	6,746,878
Ecolab Inc.	42,700	3,637,613
Emerald Plantation Holdings Ltd. (China)*	112,030	29,128
Martin Marietta Materials, Inc.	9,110	896,606
Monsanto Co.	56,000	5,532,800
Potash Corp. of Saskatchewan Inc. (Canada)	54,222	2,067,485
Praxair, Inc.	13,670	1,574,237
	Total Materials	20,484,747
TELECOMMUNICATION SERVICES – (0.15%)
America Movil S.A.B. de C.V., Series L, ADR (Mexico)	25,680	558,540
	Total Telecommunication Services	558,540
TOTAL COMMON STOCK – (Identified cost $200,392,887)		358,278,068

8

DAVIS VALUE PORTFOLIO	Schedule of Investments - (Continued)
June 30, 2013 (Unaudited)

	Principal	Value (Note 1)
CORPORATE BONDS – (0.02%)
MATERIALS – (0.02%)
Emerald Plantation Holdings Ltd., Sr. Notes, 6.00%/8.00%, 01/30/20 (China)(b)	$121,113	$69,839
TOTAL CORPORATE BONDS – (Identified cost $515,196)		69,839
SHORT-TERM INVESTMENTS – (1.49%)
Goldman, Sachs & Co. Joint Repurchase Agreement, 0.12%, 07/01/13, dated 06/28/13, repurchase value of $631,006 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.778%-3.50%, 04/01/32-02/01/42, total market value $643,620)	631,000	631,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.14%, 07/01/13, dated 06/28/13, repurchase value of $4,830,056 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-5.00%, 08/20/40-05/15/43, total market value $4,926,600)	4,830,000	4,830,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $5,461,000)		5,461,000
	Total Investments – (99.73%) – (Identified cost $206,369,083) – (c)	363,808,907
	Other Assets Less Liabilities – (0.27%)	970,179
	Net Assets – (100.00%)	$364,779,086

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $979,167 or 0.27% of the Fund's net assets as of June 30, 2013.

(b)
Represents a PIK Toggle Note: PIK (Pay-In-Kind) toggle notes pay interest in cash at one rate or, at the company's option, pay interest in additional PIK toggle notes. The interest paid in additional notes is set at a higher rate than the cash interest rate.

(c)	Aggregate cost for federal income tax purposes is $207,955,910. At June 30, 2013 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$156,713,488
	Unrealized depreciation	(860,491)
	Net unrealized appreciation	$155,852,997

See Notes to Financial Statements

9

DAVIS VALUE PORTFOLIO	Statement of Assets and Liabilities
At June 30, 2013 (Unaudited)

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$363,808,907
Cash	1,950
Receivables:
Capital stock sold	524,270
Dividends and interest	500,367
Investment securities sold	643,638
Prepaid expenses	2,622
Total assets	365,481,754
LIABILITIES:
Payables:
Capital stock redeemed	391,566
Investment securities purchased	100,053
Accrued investment advisory fee	172,560
Other accrued expenses	38,489
Total liabilities	702,668

NET ASSETS	$364,779,086

SHARES OUTSTANDING	29,167,587

NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$12.51

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$29,168
Additional paid-in capital	188,499,625
Undistributed net investment income	2,228,736
Accumulated net realized gains from investments and foreign currency transactions	16,585,801
Net unrealized appreciation on investments and foreign currency transactions	157,435,756
Net Assets	$364,779,086

*Including:
Cost of Investments	$206,369,083

See Notes to Financial Statements

10

DAVIS VALUE PORTFOLIO	Statement of Operations
For the six months ended June 30, 2013 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$3,083,898
Interest		7,291
Total income		3,091,189

Expenses:
Investment advisory fees (Note 3)	$1,002,790
Custodian fees	34,395
Transfer agent fees	8,692
Audit fees	10,680
Legal fees	5,871
Accounting fees (Note 3)	3,000
Reports to shareholders	15,000
Directors’ fees and expenses	42,932
Registration and filing fees	150
Miscellaneous	8,980
Total expenses		1,132,490
Net investment income		1,958,699

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		14,759,569
Foreign currency transactions		(961)
Net realized gain		14,758,608
Net increase in unrealized appreciation		32,215,100
Net realized and unrealized gain on investments and foreign currency transactions		46,973,708
Net increase in net assets resulting from operations		$48,932,407

*Net of foreign taxes withheld as follows		$89,595

See Notes to Financial Statements

11

DAVIS VALUE PORTFOLIO	Statements of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
OPERATIONS:
Net investment income	$1,958,699	$5,794,285
Net realized gain from investments and foreign currency transactions	14,758,608	12,127,560
Net increase in unrealized appreciation on investments and foreign currency transactions	32,215,100	25,803,494
Net increase in net assets resulting from operations	48,932,407	43,725,339

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(5,672,379)
Realized gains from investment transactions	–	(20,797,749)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(29,709,198)	(23,067,869)
Total increase (decrease) in net assets	19,223,209	(5,812,658)

NET ASSETS:
Beginning of period	345,555,877	351,368,535
End of period*	$364,779,086	$345,555,877

*Including undistributed net investment income of	$2,228,736	$270,037

See Notes to Financial Statements

12

DAVIS VALUE PORTFOLIO	Notes to Financial Statements
June 30, 2013 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

13

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2013 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements - (Continued)

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund’s investments carried at value:

Investments in Securities at Value
Valuation Inputs
	Level 1: Quoted Prices	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Equity securities:
Consumer discretionary	$35,397,716	$–	$–	$35,397,716
Consumer staples	55,775,162	–	–	55,775,162
Energy	29,009,338	–	–	29,009,338
Financials	141,806,046	–	–	141,806,046
Health care	22,307,230	–	–	22,307,230
Industrials	17,809,027	–	–	17,809,027
Information technology	35,130,262	–	–	35,130,262
Materials	20,455,619	29,128	–	20,484,747
Telecommunication services	558,540	–	–	558,540
Corporate debt securities	–	69,839	–	69,839
Short-term securities	–	5,461,000	–	5,461,000
Total Investments	$358,248,940	$5,559,967	$–	$363,808,907

Level 2 to Level 1 Transfers*:
Consumer discretionary	$1,446,558
Consumer staples	4,091,237
Financials	11,790,005
Industrials	8,860,338
Total	$26,188,138

*Application of fair value procedures for securities traded on foreign exchanges triggered the transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the six months ended June 30, 2013.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

14

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2013 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of June 30, 2013, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2009.

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and passive foreign investment company shares. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates

15

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2013 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended June 30, 2013 were $21,139,461 and $40,016,188, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund’s average net assets.

Accounting Fees - State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended June 30, 2013 amounted to $3,000.

NOTE 4 - CAPITAL STOCK

At June 30, 2013, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended		Year ended
	June 30, 2013 (Unaudited)		December 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	512,282	$6,169,915	1,326,778	$14,903,812
Shares issued in reinvestment of distributions	–	–	2,432,916	26,470,128
	512,282	6,169,915	3,759,694	41,373,940
Shares redeemed	(2,966,092)	(35,879,113)	(5,700,620)	(64,441,809)
Net decrease	(2,453,810)	$(29,709,198)	(1,940,926)	$(23,067,869)

NOTE 5 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%. The Fund had no borrowings during the six months ended June 30, 2013.

16

DAVIS VALUE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2013	Year ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.93	$10.47	$11.97	$10.75	$8.26	$14.48

Income (Loss) from Investment Operations:
Net Investment Income	0.07	0.20	0.13	0.11	0.08	0.13
Net Realized and Unrealized Gains (Losses)	1.51	1.16	(0.63)	1.26	2.49	(6.00)
Total from Investment Operations	1.58	1.36	(0.50)	1.37	2.57	(5.87)

Dividends and Distributions:
Dividends from Net Investment Income	–	(0.19)	(0.10)	(0.15)	(0.08)	(0.12)
Distributions from Realized Gains	–	(0.71)	(0.90)	–	–	(0.23)
Total Dividends and Distributions	–	(0.90)	(1.00)	(0.15)	(0.08)	(0.35)

Net Asset Value, End of Period	$12.51	$10.93	$10.47	$11.97	$10.75	$8.26

Total Returna	14.46%	13.08%	(4.18) %	12.76%	31.16%	(40.32) %

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$364,779	$345,556	$351,369	$472,734	$519,404	$333,152
Ratio of Expenses to Average Net Assets:
Gross	0.62 %b	0.64%	0.63%	0.63%	0.71%	0.82%
Netc	0.62 %b	0.64%	0.63%	0.63%	0.71%	0.82%
Ratio of Net Investment Income to Average Net Assets	1.07 %b	1.63%	1.15%	1.03%	0.97%	0.98%
Portfolio Turnover Rated	6%	10%	13%	21%	20%	17%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

b	Annualized.

c	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

17

DAVIS VALUE PORTFOLIO	Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Advisors in anticipation of the annual contract review. The Independent Directors were provided with responsive background material (including recent investment performance data), and their counsel provided guidance, prior to a separate contract review meeting held in March 2013 where the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interest of Davis Value Portfolio and its shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.
Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversees third-party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of a fund’s results as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors are also important in assessing whether Davis Funds shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data may be informative, the judgment of the Independent Directors must take many factors, including those listed below, into consideration in representing the shareholders of the Davis Funds.  In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

The Independent Directors expect Davis Advisors to employ a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy.

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over the longer-term periods; (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

18

DAVIS VALUE PORTFOLIO	Director Approval of Advisory Agreements (Unaudited) – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedule of the Fund, including an assessment of competitive fee schedules and review of breakpoints, if applicable.

The Independent Directors reviewed the fixed management fee for the Fund and the profitability of the Fund to Davis Advisors, the extent to which economies of scale might be realized if the Fund’s net assets increase, and whether the fixed fee reflected those potential economies of scale. The Independent Directors considered the nature, quality, and extent of the services being provided to the Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisors’ sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised or private account fees were lower than fees paid by the Funds, the Independent Directors noted that the range of services provided to the Funds is more extensive and the risks associated with operating SEC registered, publicly traded mutual funds are greater. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues which are unique to mutual funds. In addition, the work required to service shareholders is more extensive because of the significantly greater number of shareholders and managing trading is more complex because of more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has gotten more intense.

The Independent Directors noted that Davis Value Portfolio under-performed its benchmark, the Standard & Poor’s 500® Index, over the one-, three-, five-, and ten-year time periods ended February 28, 2013. The Lipper Report (prepared by an independent service provider) indicated that the Fund under-performed the Lipper Performance Universe and Lipper Category Index over the one-, two-, three-, four-, five-, and ten-year time periods ended December 31, 2012. The Fund out-performed the Standard & Poor’s 500® Index in 5 of the 9 rolling five-year time frames and its peer group in 7 of the 9 rolling five-year time frames ended December 31 for each year from 2004 through 2012. The Fund out-performed the Index in 3 of the 4 rolling ten-year time frames and its peer group in all 4 of the rolling ten-year time frames ended December 31 for each year from 2009 through 2012.

The Independent Directors considered Davis Value Portfolio’s management fee and total expense ratio. Both were reasonable and below the median ratios of its peer group as determined by Lipper.

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Value Portfolio and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fee for Davis Value Portfolio was reasonable in light of the nature, quality, and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interest of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

19

DAVIS VALUE PORTFOLIO	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company.	13	Director, DCT Industrial Trust (REIT); Chairman, Regional Transportation Authority of Chicago (public transportation system).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corp. (diversified financial holding company).	13	Director, Washington Post Co. (publishing company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Executive Vice President and Chief Financial Officer, CH2M-HILL Companies, Ltd. (engineering) until 2008.	13	Director, Trow Global Holdings Inc. (engineering & consulting).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007-2010.	13
Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Co., N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

20

DAVIS VALUE PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (publishing company).

*   Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President and Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

21

DAVIS VALUE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Value Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund’s website at www.davisfunds.com.

DAVIS FINANCIAL PORTFOLIO	Table of Contents

Management's Discussion of Fund Performance	2

Fund Overview	4

Expense Example	5

Schedule of Investments	6

Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Notes to Financial Statements	11

Financial Highlights	15

Director Approval of Advisory Agreements	16

Directors and Officers	18

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Financial Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Davis Financial Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Fund’s website at www.davisfunds.com, and on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS FINANCIAL PORTFOLIO	Management’s Discussion of Fund Performance

Performance Overview

Davis Financial Portfolio delivered a total return on net asset value of 14.29% for the six-month period ended June 30, 2013. Over the same time period, the Standard & Poor’s 500® Index (“Index”) returned 13.82%.

The Portfolio’s Absolute Performance

Diversified Financial companies were the most important contributor1 to the Portfolio’s absolute performance over the six month period. American Express2, Visa, Goldman Sachs Group, and Julius Baer Group were among the most important contributors to performance.

Insurance companies were the second most important contributor to the Portfolio’s absolute performance. American International Group, Markel, Progressive, Everest Re Group, and Alleghany were among the most important contributors to performance.

Banking companies also made positive contributions to the Portfolio’s absolute performance. Wells Fargo was among the most important contributors to performance. State Bank of India, ICICI Bank, and Toronto-Dominion Bank were among the most important detractors from performance.

Canadian Natural Resources and Brookfield Property Partners were among the most important detractors from the Portfolio’s performance.

The Portfolio had approximately 19% of its net assets invested in foreign companies at June 30, 2013. As a whole, those companies under-performed the domestic companies held by the Portfolio.

The Portfolio’s Relative Performance

The Portfolio out-performed the Index over the six-month period. The Portfolio’s Financial holdings under-performed the corresponding sector3 within the Index, but the Portfolio’s relative performance benefited from having a higher average weighting in the stronger performing financial sector. The Portfolio also had a limited amount of assets invested in other sectors, which contributed to overall relative performance versus the Index.

Industry groups in which the Portfolio’s holdings under-performed the corresponding industry groups within the Index were: Banking, Insurance, Diversified Financials, and Real Estate.

Davis Financial Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. Davis Financial Portfolio’s principal risks are: stock market risk, manager risk, common stock risk, large-capitalization companies risk, mid- and small-capitalization companies risk, headline risk, financial services risk, foreign country risk, emerging market risk, foreign currency risk, depositary receipts risk, concentrated portfolio risk, focused portfolio risk, interest rate sensitivity risk, credit risk, and fees and expenses risk. See the prospectus for a full description of each risk.

Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a portfolio that does not concentrate its portfolio.

1     A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the Portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

2     This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

3     The companies included in the Standard & Poor’s 500® Index are divided into ten sectors. One or more industry groups make up a sector.

2

DAVIS FINANCIAL PORTFOLIO	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Financial Portfolio versus the Standard & Poor’s 500® Index over 10 years for an investment made on June 30, 2003

Average Annual Total Return for periods ended June 30, 2013

F Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Financial Portfolio	22.10%	5.78%	5.04%	3.76%	0.68%	0.68%
Standard & Poor’s 500® Index	20.60%	7.01%	7.30%	2.99%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

The performance data for Davis Financial Portfolio contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Portfolio performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

3

DAVIS FINANCIAL PORTFOLIO	Fund Overview
June 30, 2013 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/13 Net Assets)		(% of 06/30/13 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	78.99%	Diversified Financials	42.03%	7.09%
Common Stock (Foreign)	18.68%	Insurance	32.00%	4.40%
Short-Term Investments	2.31%	Banks	15.74%	3.01%
Other Assets & Liabilities	0.02%	Food & Staples Retailing	3.19%	2.38%
	100.00%	Energy	2.68%	10.53%
		Information Technology	2.67%	17.79%
		Retailing	1.56%	4.40%
		Real Estate	0.13%	2.16%
		Health Care	–	12.72%
		Capital Goods	–	7.76%
		Other	–	27.76%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/13 Net Assets)

American Express Co.	Consumer Finance	12.51%
Wells Fargo & Co.	Commercial Banks	9.28%
Markel Corp.	Property & Casualty Insurance	6.18%
Bank of New York Mellon Corp.	Capital Markets	5.79%
American International Group, Inc.	Multi-line Insurance	5.34%
Alleghany Corp.	Reinsurance	4.99%
Julius Baer Group Ltd.	Capital Markets	4.88%
Loews Corp.	Multi-line Insurance	4.83%
Progressive Corp.	Property & Casualty Insurance	4.58%
Visa Inc., Class A	Diversified Financial Services	4.57%

4

DAVIS FINANCIAL PORTFOLIO	Expense Example (Unaudited)

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended June 30, 2013. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/13)	Ending Account Value (06/30/13)	Expenses Paid During Period* (01/01/13-06/30/13)

Actual	$1,000.00	$1,142.86	$3.61
Hypothetical	$1,000.00	$1,021.42	$3.41

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.68%)**, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

5

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments
June 30, 2013 (Unaudited)

	Shares/Units	Value (Note 1)
COMMON STOCK – (97.67%)
CONSUMER DISCRETIONARY – (1.52%)
Retailing – (1.52%)
Bed Bath & Beyond Inc. *	15,900	$1,127,390
	Total Consumer Discretionary	1,127,390
CONSUMER STAPLES – (3.12%)
Food & Staples Retailing – (3.12%)
CVS Caremark Corp.	40,480	2,314,647
	Total Consumer Staples	2,314,647
ENERGY – (2.62%)
Canadian Natural Resources Ltd. (Canada)	68,790	1,944,005
	Total Energy	1,944,005
FINANCIALS – (87.80%)
Banks – (15.37%)
Commercial Banks – (15.37%)
ICICI Bank Ltd., ADR (India)	15,750	602,438
State Bank of India Ltd., GDR (India)	45,148	3,020,401
Toronto-Dominion Bank (Canada)	9,330	749,852
U.S. Bancorp	3,900	140,985
Wells Fargo & Co.	166,890	6,887,550
		11,401,226
Diversified Financials – (41.04%)
Capital Markets – (22.16%)
Ameriprise Financial, Inc.	14,740	1,192,171
Bank of New York Mellon Corp.	153,130	4,295,297
Brookfield Asset Management Inc., Class A (Canada)	83,100	2,993,262
Charles Schwab Corp.	13,000	275,990
Goldman Sachs Group, Inc.	16,890	2,554,613
Julius Baer Group Ltd. (Switzerland)	92,754	3,622,566
Oaktree Capital Group LLC, Class A	28,700	1,508,185
		16,442,084
Consumer Finance – (12.82%)
American Express Co.	124,110	9,278,463
First Marblehead Corp. *	194,994	230,093
		9,508,556
Diversified Financial Services – (6.06%)
Bank of America Corp.	14,486	186,290
Cielo S.A. (Brazil)	36,720	921,559
Visa Inc., Class A	18,560	3,391,840
		4,499,689
		30,450,329
Insurance – (31.26%)
Multi-line Insurance – (10.17%)
American International Group, Inc. *	88,600	3,960,420
Loews Corp.	80,610	3,579,084
		7,539,504
Property & Casualty Insurance – (11.77%)
ACE Ltd.	8,430	754,316
Markel Corp. *	8,695	4,581,830

6

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments – (Continued)
June 30, 2013 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (Continued)
Progressive Corp.	133,655	$3,397,510
		8,733,656
Reinsurance – (9.32%)
Alleghany Corp. *	9,663	3,703,925
Everest Re Group, Ltd.	25,040	3,211,630
		6,915,555
		23,188,715
Real Estate – (0.13%)
Brookfield Property Partners L.P.	4,769	96,811
Total Financials		65,137,081
INFORMATION TECHNOLOGY – (2.61%)
Software & Services – (2.61%)
Google Inc., Class A *	2,200	1,935,373
Total Information Technology		1,935,373
TOTAL COMMON STOCK – (Identified cost $47,677,797)		72,458,496
SHORT-TERM INVESTMENTS – (2.31%)
Goldman, Sachs & Co. Joint Repurchase Agreement, 0.12%, 07/01/13, dated 06/28/13, repurchase value of $197,002 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.778%-3.50%, 04/01/32-02/01/42, total market value $200,940)	$197,000	197,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.14%, 07/01/13, dated 06/28/13, repurchase value of $1,513,018 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-5.00%, 08/20/40-05/15/43, total market value $1,543,260)	1,513,000	1,513,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,710,000)		1,710,000
Total Investments – (99.98%) – (Identified cost $49,387,797) – (a)		74,168,496
Other Assets Less Liabilities – (0.02%)		16,617
	Net Assets – (100.00%)	$74,185,113

ADR: American Depositary Receipt

GDR: Global Depositary Receipt

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $49,741,054. At June 30, 2013 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$28,334,856
	Unrealized depreciation	(3,907,414)
	Net unrealized appreciation	$24,427,442

See Notes to Financial Statements

7

DAVIS FINANCIAL PORTFOLIO	Statement of Assets and Liabilities
At June 30, 2013 (Unaudited)

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$74,168,496
Cash	1,426
Receivables:
Capital stock sold	7,853
Dividends and interest	68,814
Prepaid expenses	460
Total assets	74,247,049
LIABILITIES:
Payables:
Capital stock redeemed	7,204
Accrued audit fees	8,020
Accrued custodian fees	4,000
Accrued investment advisory fee	35,169
Other accrued expenses	7,543
Total liabilities	61,936

NET ASSETS	$74,185,113

SHARES OUTSTANDING	5,619,663

NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$13.20

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$5,620
Additional paid-in capital	50,655,349
Undistributed net investment income	452,627
Accumulated net realized losses from investments and foreign currency transactions	(1,708,954)
Net unrealized appreciation on investments and foreign currency transactions	24,780,471
Net Assets	$74,185,113

*Including:
Cost of Investments	$49,387,797

See Notes to Financial Statements

8

DAVIS FINANCIAL PORTFOLIO	Statement of Operations
For the six months ended June 30, 2013 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$710,331
Interest		672
Total income		711,003

Expenses:
Investment advisory fees (Note 3)	$200,681
Custodian fees	12,181
Transfer agent fees	5,210
Audit fees	9,420
Legal fees	1,170
Accounting fees (Note 3)	1,002
Reports to shareholders	4,125
Directors’ fees and expenses	10,779
Registration and filing fees	31
Miscellaneous	4,852
Total expenses		249,451
Net investment income		461,552

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		810,045
Foreign currency transactions		(637)
Net realized gain		809,408
Net increase in unrealized appreciation		8,273,395
Net realized and unrealized gain on investments and foreign currency transactions		9,082,803
Net increase in net assets resulting from operations		$9,544,355

*Net of foreign taxes withheld as follows		$26,664

See Notes to Financial Statements

9

DAVIS FINANCIAL PORTFOLIO	Statements of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
OPERATIONS:
Net investment income	$461,552	$647,408
Net realized gain (loss) from investments and foreign currency transactions	809,408	(277,010)
Net increase in unrealized appreciation on investments and foreign currency transactions	8,273,395	10,754,760
Net increase in net assets resulting from operations	9,544,355	11,125,158

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(1,319,573)
Realized gains from investment transactions	–	(7,861)
Return of capital	–	(411,358)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(2,613,816)	(2,965,665)
Total increase in net assets	6,930,539	6,420,701

NET ASSETS:
Beginning of period	67,254,574	60,833,873
End of period*	$74,185,113	$67,254,574

*Including undistributed (overdistributed) net investment income of	$452,627	$(8,925)

See Notes to Financial Statements

10

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements
June 30, 2013 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

11

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2013 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements - (Continued)

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
	Level 1: Quoted Prices	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Equity securities:
Consumer discretionary	$1,127,390	$–	$–	$1,127,390
Consumer staples	2,314,647	–	–	2,314,647
Energy	1,944,005	–	–	1,944,005
Financials	65,137,081	–	–	65,137,081
Information technology	1,935,373	–	–	1,935,373
Short-term securities	–	1,710,000	–	1,710,000
Total Investments	$72,458,496	$1,710,000	$–	$74,168,496

Level 2 to Level 1 Transfers*:
Financials	$6,642,967

*Application of fair value procedures for securities traded on foreign exchanges triggered the transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the six months ended June 30, 2013.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

12

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2013 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of June 30, 2013, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2009.

Capital loss carryforwards with no expiration, if any, are required to be utilized before capital loss carryforwards with expiration dates. Capital losses with no expiration date will be carried forward to future years if not offset by gains. At December 31, 2012, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

Capital Loss Carryforwards

Expiring
12/31/2017	$1,935,000

No Expiration
Short-term	–
Long-term	230,000
$2,165,000

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and partnership income. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

13

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2013 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The proceeds from sales of investment securities (excluding short-term securities) during the six months ended June 30, 2013 was $3,183,483. There were no purchases during the six months ended June 30, 2013.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund’s average net assets.

Accounting Fees - State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended June 30, 2013 amounted to $1,002.

NOTE 4 - CAPITAL STOCK

At June 30, 2013, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended		Year ended
	June 30, 2013 (Unaudited)		December 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	261,685	$3,350,030	467,120	$5,235,219
Shares issued in reinvestment of distributions	–	–	151,992	1,738,792
	261,685	3,350,030	619,112	6,974,011
Shares redeemed	(465,375)	(5,963,846)	(894,192)	(9,939,676)
Net decrease	(203,690)	$(2,613,816)	(275,080)	$(2,965,665)

NOTE 5 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%. The Fund had no borrowings during the six months ended June 30, 2013.

14

DAVIS FINANCIAL PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2013	Year ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.55	$9.98	$11.00	$9.98	$7.12	$14.27

Income (Loss) from Investment Operations:
Net Investment Income	0.08	0.12	0.14	0.12	0.05	0.08
Net Realized and Unrealized Gains (Losses)	1.57	1.75	(1.01)	0.99	2.88	(6.76)
Total from Investment Operations	1.65	1.87	(0.87)	1.11	2.93	(6.68)

Dividends and Distributions:
Dividends from Net Investment Income	–	(0.23)	(0.15)	(0.09)	(0.07)	–
Distributions from Realized Gains	–	–a	–	–	–	(0.47)
Return of Capital	–	(0.07)	–	–	–	–
Total Dividends and Distributions	–	(0.30)	(0.15)	(0.09)	(0.07)	(0.47)
Net Asset Value, End of Period	$13.20	$11.55	$9.98	$11.00	$9.98	$7.12

Total Returnb	14.29%	18.83%	(7.96)%	11.10%	41.18%c	(46.36)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$74,185	$67,255	$60,834	$82,403	$87,837	$57,321
Ratio of Expenses to Average Net Assets:
Gross	0.68%d	0.69%	0.69%	0.69%	0.78%	0.88%
Nete	0.68%d	0.69%	0.69%	0.69%	0.78%	0.88%
Ratio of Net Investment Income to Average Net Assets	1.26%d	0.98%	0.99%	0.99%	0.67%	0.73%
Portfolio Turnover Ratef	0%	16%	11%	2%	10%	16%

a	Less than $0.005 per share.

b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

c
Davis Financial Portfolio received a favorable class action settlement from a company that it no longer owns. This settlement had an approximate impact of 0.4% on the investment performance of the Fund in 2009. This was a one-time event that is unlikely to be repeated.

d	Annualized.

e	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

f
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

15

DAVIS FINANCIAL PORTFOLIO	Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Advisors in anticipation of the annual contract review. The Independent Directors were provided with responsive background material (including recent investment performance data), and their counsel provided guidance, prior to a separate contract review meeting held in March 2013 where the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interest of Davis Financial Portfolio and its shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.
Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversees third-party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of a fund’s results as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors are also important in assessing whether Davis Funds shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data may be informative, the judgment of the Independent Directors must take many factors, including those listed below, into consideration in representing the shareholders of the Davis Funds.  In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

The Independent Directors expect Davis Advisors to employ a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy.

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over the longer-term periods; (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

16

DAVIS FINANCIAL PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedule of the Fund, including an assessment of competitive fee schedules and review of breakpoints, if applicable.

The Independent Directors reviewed the fixed management fee for the Fund and the profitability of the Fund to Davis Advisors, the extent to which economies of scale might be realized if the Fund’s net assets increase, and whether the fixed fee reflected those potential economies of scale. The Independent Directors considered the nature, quality, and extent of the services being provided to each Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisors’ sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised or private account fees were lower than fees paid by the Funds, the Independent Directors noted that the range of services provided to the Funds is more extensive and the risks associated with operating SEC registered, publicly traded mutual funds are greater. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues which are unique to mutual funds. In addition, the work required to service shareholders is more extensive because of the significantly greater number of shareholders and managing trading is more complex because of more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has gotten more intense.

The Independent Directors noted that Davis Financial Portfolio under-performed its benchmark, the Standard & Poor’s 500® Index, over the three-, five-, and ten-year time periods and out-performed over the one-year time period, all ended February 28, 2013. The Lipper Report (prepared by an independent service provider) indicated that the Fund out-performed the Lipper Performance Universe over the two-, three-, four-, five-, and ten-year time periods and under-performed over the one-year time period, all ended December 31, 2012. The Fund out-performed the Standard & Poor’s 500® Index in 3 of the 9 rolling five-year time frames and its peer group in all 9 of the rolling five-year time frames ended December 31 for each year from 2004 through 2012. The Fund out-performed the Index in 1 of the 4 rolling ten-year time frames and its peer group in all 4 of the rolling ten-year time frames ended December 31 for each year from 2009 through 2012.

The Independent Directors considered Davis Financial Portfolio’s management fee and total expense ratio. The management fee was reasonable and equal to the median of its peer group as determined by Lipper. The total expense ratio was reasonable and below the median ratio of its peer group as determined by Lipper.

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Financial Portfolio and its shareholders, a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fees for Davis Financial Portfolio was reasonable in light of the nature, quality, and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interest of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

17

DAVIS FINANCIAL PORTFOLIO	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company.	13	Director, DCT Industrial Trust (REIT); Chairman, Regional Transportation Authority of Chicago (public transportation system).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corp. (diversified financial holding company).	13	Director, Washington Post Co. (publishing company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Executive Vice President and Chief Financial Officer, CH2M-HILL Companies, Ltd. (engineering) until 2008.	13	Director, Trow Global Holdings Inc. (engineering & consulting).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007-2010.	13
Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Co., N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

18

DAVIS FINANCIAL PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (publishing company).

*   Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President and Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

19

DAVIS FINANCIAL PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Financial Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund’s website at www.davisfunds.com.

DAVIS REAL ESTATE PORTFOLIO	Table of Contents

Management's Discussion of Fund Performance	2

Fund Overview	4

Expense Example	5

Schedule of Investments	6

Statement of Assets and Liabilities	9

Statement of Operations	10

Statements of Changes in Net Assets	11

Notes to Financial Statements	12

Financial Highlights	16

Director Approval of Advisory Agreements	17

Directors and Officers	19

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Real Estate Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Davis Real Estate Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Fund’s website at www.davisfunds.com, and on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS REAL ESTATE PORTFOLIO	Management’s Discussion of Fund Performance

Performance Overview

Davis Real Estate Portfolio delivered a total return on net asset value of 1.98% for the six-month period ended June 30, 2013. Over the same time period, the Wilshire U.S. Real Estate Securities Index (“Index”) returned 5.89%. Every sub-industry1 within the Index delivered positive returns. Specialized REITs and Diversified REITs turned in the strongest performances while Retail REITs and Real Estate Operating Companies turned in the weakest (but still positive) performances over the six-month period.

The Portfolio’s Absolute Performance

Specialized REITs were the most important contributor2 to the Portfolio’s absolute performance over the six-month period. Ventas3, Rayonier, and Public Storage were among the most important contributors to performance. American Tower and LaSalle Hotel Properties were among the most important detractors from performance.

Office REITs were the second most important contributor to the Portfolio’s absolute performance. BioMed Realty Trust, SL Green Realty, and Alexandria Real Estate Equities were among the most important contributors to performance. Digital Realty Trust was among the most important detractors from performance.

Other important contributors to the Portfolio’s absolute performance included Forest City Enterprises, Kimco Realty, and Essex Property Trust. Other important detractors from the Portfolio’s absolute performance included American Campus Communities, Taubman Centers, and Acadia Realty Trust. The Portfolio no longer owns Kimco Realty.

The Portfolio’s Performance Relative to the Index

Office REITs were the most important detractor from the Portfolio’s performance relative to the Index over the six-month period. The Portfolio’s Office REITs under-performed the corresponding sector within the Index and had a higher average weighting.

Specialized REITs were an important detractor from the Portfolio’s relative performance. The Portfolio’s Specialized REITs under-performed the corresponding sector within the Index and relative performance was also reduced by a lower average weighting in this stronger performing sector.

Residential REITs also detracted from the Portfolio’s relative performance. The Portfolio’s Residential REITs under-performed the corresponding sector within the Index, but relative performance benefited by having a higher average weighting over the period.

Davis Real Estate Portfolio’s investment objective is total return through a combination of growth and income. There can be no assurance that the Portfolio will achieve its objective. Davis Real Estate Portfolio’s principal risks are: stock market risk, manager risk, common stock risk, large-capitalization companies risk, mid- and small-capitalization companies risk, headline risk, real estate risk, concentrated portfolio risk, focused portfolio risk, foreign country risk, depositary receipts risk, variable current income risk, and fees and expenses risk. See the prospectus for a full description of each risk.

Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a portfolio that does not concentrate its portfolio.

Davis Real Estate Portfolio is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Portfolio’s portfolio in a few companies, the Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

1  The companies included in the Wilshire U.S. Real Estate Securities Index are divided into eight sub-industries.

2     A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the Portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

2

DAVIS REAL ESTATE PORTFOLIO	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Real Estate Portfolio versus the
Standard & Poor’s 500® Index and the Wilshire U.S. Real Estate Securities Index
over 10 years for an investment made on June 30, 2003

Average Annual Total Return for periods ended June 30, 2013

F Fund & Benchmark Indices	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Real Estate Portfolio	4.34%	3.44%	8.37%	8.51%	0.81%	0.81%
Standard & Poor’s 500® Index	20.60%	7.01%	7.30%	2.99%
Wilshire U.S. Real Estate Securities Index	8.38%	7.03%	10.88%	10.95%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities. It reflects no deduction for fees or expenses. Investments cannot be made directly in the Index.

The performance data for Davis Real Estate Portfolio contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Portfolio performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

3

DAVIS REAL ESTATE PORTFOLIO	Fund Overview
June 30, 2013 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/13 Net Assets)		(% of 06/30/13 Long-Term Portfolio)

				Wilshire U.S. Real Estate Securities Index

			Fund
Common Stock (U.S.)	93.61%	Residential REITs	23.23%	18.63%
Common Stock (Foreign)	0.95%	Office REITs	23.23%	14.35%
Convertible Bonds	2.52%	Retail REITs	18.43%	24.66%
Preferred Stock	0.43%	Specialized REITs	15.54%	28.65%
Short-Term Investments	1.54%	Diversified REITs	8.87%	6.67%
Other Assets & Liabilities	0.95%	Real Estate Operating Companies	6.71%	1.51%
	100.00%	Industrial REITs	2.10%	5.19%
		Telecommunication Services	1.89%	–
		Hotels, Resorts & Cruise Lines	–	0.34%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/13 Net Assets)

Simon Property Group, Inc.	Retail REITs	8.41%
Digital Realty Trust, Inc.	Office REITs	7.46%
Forest City Enterprises, Inc., Class A	Real Estate Operating Companies	6.09%
Vornado Realty Trust	Diversified REITs	6.04%
AvalonBay Communities, Inc.	Residential REITs	5.09%
Boston Properties, Inc.	Office REITs	4.81%
Essex Property Trust, Inc.	Residential REITs	4.27%
American Tower Corp.	Specialized REITs	3.82%
American Campus Communities, Inc.	Residential REITs	3.59%
Post Properties, Inc.	Residential REITs	3.51%

4

DAVIS REAL ESTATE PORTFOLIO	Expense Example (Unaudited)

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended June 30, 2013. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/13)	Ending Account Value (06/30/13)	Expenses Paid During Period* (01/01/13-06/30/13)

Actual	$1,000.00	$1,019.81	$4.06
Hypothetical	$1,000.00	$1,020.78	$4.06

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.81%)**, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

5

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments
June 30, 2013 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (94.56%)
FINANCIALS – (92.72%)
Real Estate – (92.72%)
Real Estate Investment Trusts (REITs) – (86.63%)
Diversified REITs – (8.64%)
British Land Co. PLC (United Kingdom)	9,270	$79,872
Land Securities Group PLC (United Kingdom)	7,510	100,973
Liberty Property Trust	13,360	493,786
Vornado Realty Trust	18,850	1,561,722
		2,236,353
Industrial REITs – (2.04%)
DCT Industrial Trust Inc.	18,340	131,131
EastGroup Properties, Inc.	7,070	397,829
		528,960
Office REITs – (20.16%)
Alexandria Real Estate Equities, Inc.	7,410	486,986
BioMed Realty Trust, Inc.	5,940	120,166
Boston Properties, Inc.	11,800	1,244,546
Corporate Office Properties Trust	20,170	514,335
Digital Realty Trust, Inc.	31,635	1,929,735
DuPont Fabros Technology Inc.	21,020	507,633
SL Green Realty Corp.	4,680	412,729
		5,216,130
Residential REITs – (22.66%)
American Campus Communities, Inc.	22,840	928,674
AvalonBay Communities, Inc.	9,760	1,316,722
BRE Properties, Inc.	13,550	677,771
Campus Crest Communities, Inc.	21,270	245,456
Education Realty Trust, Inc.	66,420	679,477
Essex Property Trust, Inc.	6,950	1,104,494
Post Properties, Inc.	18,370	909,131
		5,861,725
Retail REITs – (17.98%)
Acadia Realty Trust	5,460	134,807
CBL & Associates Properties, Inc.	17,810	381,490
DDR Corp.	17,940	298,701
Federal Realty Investment Trust	6,450	668,736
General Growth Properties, Inc.	23,700	470,919
Hammerson PLC (United Kingdom)	8,770	65,000
Simon Property Group, Inc.	13,772	2,174,874
Taubman Centers, Inc.	6,070	456,161
		4,650,688
Specialized REITs – (15.15%)
American Tower Corp.	13,510	988,527
Host Hotels & Resorts Inc.	28,870	487,037
LaSalle Hotel Properties	32,030	791,141
Public Storage	4,150	636,319
Rayonier Inc.	5,990	331,786
Sunstone Hotel Investors, Inc. *	13,090	158,127

6

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments – (Continued)
June 30, 2013 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
Real Estate Investment Trusts (REITs) – (Continued)
Specialized REITs – (Continued)
Ventas, Inc.	7,600	$527,896
		3,920,833
		22,414,689
Real Estate Management & Development – (6.09%)
Real Estate Operating Companies – (6.09%)
Forest City Enterprises, Inc., Class A *	87,920	1,574,647
	Total Financials	23,989,336
TELECOMMUNICATION SERVICES – (1.84%)
SBA Communications Corp., Class A *	6,440	477,365
	Total Telecommunication Services	477,365
	TOTAL COMMON STOCK – (Identified cost $23,490,945)	24,466,701
PREFERRED STOCK – (0.43%)
FINANCIALS – (0.43%)
Real Estate – (0.43%)
Real Estate Investment Trusts (REITs) – (0.43%)
Office REITs – (0.43%)
DuPont Fabros Technology Inc., 7.625%, Series B	4,300	109,704
	TOTAL PREFERRED STOCK – (Identified cost $107,500)	109,704
CONVERTIBLE BONDS – (2.52%)
FINANCIALS – (2.52%)
Real Estate – (2.52%)
Real Estate Investment Trusts (REITs) – (2.06%)
Office REITs – (2.06%)
Digital Realty Trust, L.P., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (a)	$344,000	534,060
Real Estate Management & Development – (0.46%)
Real Estate Operating Companies – (0.46%)
Forest City Enterprises, Inc., Conv. Sr. Notes, 5.00%, 10/15/16	80,000	118,800
	Total Financials	652,860
	TOTAL CONVERTIBLE BONDS – (Identified cost $424,000)	652,860
SHORT-TERM INVESTMENTS – (1.54%)
Goldman, Sachs & Co. Joint Repurchase Agreement, 0.12%, 07/01/13, dated 06/28/13, repurchase value of $46,000 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.778%-3.50%, 04/01/32-02/01/42, total market value $46,920)	46,000	46,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.14%, 07/01/13, dated 06/28/13, repurchase value of $352,004 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-5.00%, 08/20/40-05/15/43, total market value $359,040)	352,000	352,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $398,000)	398,000

7

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments – (Continued)
June 30, 2013 (Unaudited)

	Total Investments – (99.05%) – (Identified cost $24,420,445) – (b)	$25,627,265
	Other Assets Less Liabilities – (0.95%)	246,454
	Net Assets – (100.00%)	$25,873,719

*	Non-Income producing security.

(a)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $534,060 or 2.06% of the Fund's net assets as of June 30, 2013.

(b)	Aggregate cost for federal income tax purposes is $24,496,603. At June 30, 2013 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$1,588,873
	Unrealized depreciation	(458,211)
	Net unrealized appreciation	$1,130,662

See Notes to Financial Statements

8

DAVIS REAL ESTATE PORTFOLIO	Statement of Assets and Liabilities
At June 30, 2013 (Unaudited)

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$25,627,265
Cash	1,461
Receivables:
Capital stock sold	8,559
Dividends and interest	91,481
Investment securities sold	178,113
Prepaid expenses	243
Total assets	25,907,122
LIABILITIES:
Payables:
Capital stock redeemed	98
Accrued audit fees	8,020
Accrued custodian fees	4,875
Accrued investment advisory fee	14,067
Other accrued expenses	6,343
Total liabilities	33,403

NET ASSETS	$25,873,719

SHARES OUTSTANDING	2,347,945

NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$11.02

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$2,348
Additional paid-in capital	30,143,052
Undistributed net investment income	401,167
Accumulated net realized losses from investments and foreign currency transactions	(5,879,646)
Net unrealized appreciation on investments and foreign currency transactions	1,206,798
Net Assets	$25,873,719

*Including:
Cost of Investments	$24,420,445

See Notes to Financial Statements

9

DAVIS REAL ESTATE PORTFOLIO	Statement of Operations
For the six months ended June 30, 2013 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$382,527
Interest		12,775
Total income		395,302

Expenses:
Investment advisory fees (Note 3)	$76,039
Custodian fees	11,474
Transfer agent fees	2,908
Audit fees	9,420
Legal fees	445
Accounting fees (Note 3)	1,002
Reports to shareholders	240
Directors’ fees and expenses	5,841
Registration and filing fees	11
Miscellaneous	4,324
Total expenses		111,704
Net investment income		283,598

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		2,840,794
Foreign currency transactions		(482)
Net realized gain		2,840,312
Net decrease in unrealized appreciation		(2,512,514)
Net realized and unrealized gain on investments and foreign currency transactions		327,798
Net increase in net assets resulting from operations		$611,396

*Net of foreign taxes withheld as follows		$134

See Notes to Financial Statements

10

DAVIS REAL ESTATE PORTFOLIO	Statements of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
OPERATIONS:
Net investment income	$283,598	$421,084
Net realized gain from investments and foreign currency transactions	2,840,312	3,153,449
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	(2,512,514)	616,385
Net increase in net assets resulting from operations	611,396	4,190,918

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(61,581)	(285,310)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(2,744,409)	(62,833)
Total increase (decrease) in net assets	(2,194,594)	3,842,775

NET ASSETS:
Beginning of period	28,068,313	24,225,538
End of period*	$25,873,719	$28,068,313

*Including undistributed net investment income of	$401,167	$179,150

See Notes to Financial Statements

11

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements
June 30, 2013 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

12

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2013 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements - (Continued)

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
	Level 1: Quoted Prices	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Equity securities:
Financials	24,099,040	–	–	24,099,040
Telecommunication services	477,365	–	–	477,365
Convertible debt securities	–	652,860	–	652,860
Short-term securities	–	398,000	–	398,000
Total Investments	$24,576,405	$1,050,860	$–	$25,627,265

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the six months ended June 30, 2013.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

13

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2013 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of June 30, 2013, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2009.

Capital loss carryforwards with no expiration, if any, are required to be utilized before capital loss carryforwards with expiration dates. Capital losses with no expiration date will be carried forward to future years if not offset by gains. At December 31, 2012, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

Capital Loss Carryforwards
Expiring
12/31/2017	$8,644,000

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

14

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2013 (Unaudited)

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended June 30, 2013 were $11,294,363 and $12,627,581, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund’s average net assets.

Accounting Fees - State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended June 30, 2013 amounted to $1,002.

NOTE 4 - CAPITAL STOCK

At June 30, 2013, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended		Year ended
	June 30, 2013 (Unaudited)		December 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	80,585	$908,065	541,162	$5,635,306
Shares issued in reinvestment of distributions	5,479	61,581	26,978	285,310
	86,064	969,646	568,140	5,920,616
Shares redeemed	(329,218)	(3,714,055)	(571,811)	(5,983,449)
Net decrease	(243,154)	$(2,744,409)	(3,671)	$(62,833)

NOTE 5 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%. The Fund had no borrowings during the six months ended June 30, 2013.

15

DAVIS REAL ESTATE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2013	Year ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.83	$9.34	$8.69	$7.40	$5.80	$11.45

Income (Loss) from Investment Operations:
Net Investment Income	0.13	0.16	0.14	0.13	0.16	0.19
Net Realized and Unrealized Gains (Losses)	0.09	1.44	0.63	1.31	1.60	(5.50)
Total from Investment Operations	0.22	1.60	0.77	1.44	1.76	(5.31)

Dividends and Distributions:
Dividends from Net Investment Income	(0.03)	(0.11)	(0.12)	(0.15)	(0.16)	(0.22)
Distributions from Realized Gains	–	–	–	–	–	(0.11)
Return of Capital	–	–	–	–	–	(0.01)
Total Dividends and Distributions	(0.03)	(0.11)	(0.12)	(0.15)	(0.16)	(0.34)
Net Asset Value, End of Period	$11.02	$10.83	$9.34	$8.69	$7.40	$5.80

Total Returna	1.98%	17.15%	8.89%	19.70%	31.73%	(46.91)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$25,874	$28,068	$24,226	$25,269	$23,566	$19,331
Ratio of Expenses to Average Net Assets:
Gross	0.81%b	0.77%	0.81%	0.81%	0.98%	0.98%
Netc	0.81%b	0.77%	0.81%	0.81%	0.98%	0.98%
Ratio of Net Investment Income to Average Net Assets	2.05%b	1.55%	1.50%	1.58%	2.81%	1.84%
Portfolio Turnover Rated	44%	51%	75%	43%	70%	41%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

b	Annualized.

c	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

16

DAVIS REAL ESTATE PORTFOLIO	Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Advisors in anticipation of the annual contract review. The Independent Directors were provided with responsive background material (including recent investment performance data), and their counsel provided guidance, prior to a separate contract review meeting held in March 2013 where the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interest of Davis Real Estate Portfolio and its shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.
Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversees third-party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of a fund’s results as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors are also important in assessing whether Davis Funds shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data may be informative, the judgment of the Independent Directors must take many factors, including those listed below, into consideration in representing the shareholders of the Davis Funds.  In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

The Independent Directors expect Davis Advisors to employ a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy.

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over the longer-term periods; (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

17

DAVIS REAL ESTATE PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedule of the Fund, including an assessment of competitive fee schedules and review of breakpoints, if applicable.

The Independent Directors reviewed the fixed management fee for the Fund and the profitability of the Fund to Davis Advisors, the extent to which economies of scale might be realized if the Fund’s net assets increase, and whether the fixed fee reflected those potential economies of scale. The Independent Directors considered the nature, quality, and extent of the services being provided to the Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisors’ sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised or private account fees were lower than fees paid by the Funds, the Independent Directors noted that the range of services provided to the Funds is more extensive and the risks associated with operating SEC registered, publicly traded mutual funds are greater. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues which are unique to mutual funds. In addition, the work required to service shareholders is more extensive because of the significantly greater number of shareholders and managing trading is more complex because of more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has gotten more intense.

The Independent Directors noted that Davis Real Estate Portfolio under-performed its benchmark, the Wilshire U.S. Real Estate Securities Index, over the one-, three-, five-, and ten-year time periods ended February 28, 2013. The Lipper Report (prepared by an independent service provider) indicated that the Fund under-performed the Lipper Performance Universe over the three-, four-, five-, and ten-year time periods, out-performed over the two-year time period, and performed in-line over the one-year time period, all ended December 31, 2012. The Fund under-performed the Lipper Category Index over the five- and ten-year time periods and out-performed over the one-, two-, three- and four-year time periods, all ended December 31, 2012. The Independent Directors noted that the Fund out-performed the Wilshire U.S. Real Estate Securities Index in 1 of the 9 rolling five-year time frames and its peer group in 4 of the 9 rolling five-year time frames ended December 31 for each year from 2004 through 2012. The Fund under-performed both the Index and its peer group in all 4 of the rolling ten-year time frames ended December 31 for each year from 2009 through 2012.

The Independent Directors considered Davis Real Estate Portfolio’s management fee and total expense ratio. Both were reasonable and below the median ratios of its peer group as determined by Lipper.

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Real Estate Portfolio and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fee for Davis Real Estate Portfolio was reasonable in light of the nature, quality, and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interest of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

18

DAVIS REAL ESTATE PORTFOLIO	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company.	13	Director, DCT Industrial Trust (REIT); Chairman, Regional Transportation Authority of Chicago (public transportation system).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corp. (diversified financial holding company).	13	Director, Washington Post Co. (publishing company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Executive Vice President and Chief Financial Officer, CH2M-HILL Companies, Ltd. (engineering) until 2008.	13	Director, Trow Global Holdings Inc. (engineering & consulting).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007-2010.	13
Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Co., N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

19

DAVIS REAL ESTATE PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (publishing company).

*   Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President and Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

20

DAVIS REAL ESTATE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Real Estate Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund’s website at www.davisfunds.com.

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) Not Applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not Applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 23, 2013

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: August 23, 2013